UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

_Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _2/28

Date of reporting period: _08/31/14

Item 1. Reports to Stockholders.

PrePre

Semiannual Report
and Shareholder Letter
August 31, 2014

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Municipal Bond Market Overview	3
Investment Strategy and
Manager’s Discussion	4
Franklin Alabama
Tax-Free Income Fund	5
Franklin Florida
Tax-Free Income Fund	10
Franklin Georgia
Tax-Free Income Fund	15
Franklin Kentucky
Tax-Free Income Fund	20
Franklin Louisiana
Tax-Free Income Fund	25
Franklin Maryland
Tax-Free Income Fund	30
Franklin Missouri
Tax-Free Income Fund	36
Franklin North Carolina
Tax-Free Income Fund	43
Franklin Virginia
Tax-Free Income Fund	49
Financial Highlights and
Statements of Investments	55
Financial Statements	108
Notes to Financial Statements	119
Shareholder Information	131

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Semiannual Report

Municipal Bond Market Overview

For the six months ended August 31, 2014, municipal bond market performance remained strong as prices rose. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, generated a +4.19% total return for the period.1,2 In comparison, the Barclays U.S. Treasury Index posted a +1.96% six-month return.1,2 During the same period, the Barclays Insured Municipal Bond Index produced a +5.59% total return, and the Barclays 10-Year Municipal Bond Index delivered a +4.03% total return.1,2

A decline in issuance contributed to municipal market strength throughout this reporting period. The decreased supply did not deter individual or institutional investor appetite as buyers found attractive the higher relative yields offered by this asset class. Investors seeking tax-free income seemed to recognize the value municipal bonds offered despite current, low interest rates. Throughout the period, demand for tax-exempt income remained strong, and municipal bond fund inflows reversed the outflows of the prior year.

At the beginning of 2014, the Federal Reserve Board (Fed) began to modestly reduce the pace of its bond buying program. The municipal bond market showed little reaction initially. Economic data during this reporting period continued to indicate positive trends such as lower unemployment and a stronger housing market. Despite the pockets of positive news, the Fed Chair remained concerned that low wage growth and workforce participation were evidence that the labor market might be weaker than reported and therefore left interest rates low. This commitment to lower interest rates combined with lower levels of new-issue municipal bond supply compared with the previous year helped support a rise in municipal bond prices during the reporting period.

Certain credit events continued to challenge the municipal bond market during the period under review. Independent credit rating agencies Standard & Poor’s, Moody’s Investors Service and Fitch Ratings downgraded Puerto Rico general obligation debt to below investment grade. The City of Chicago suffered a further downgrade by Moody’s. The City of Detroit, after filing for the largest municipal bankruptcy in U.S. history, remained in litigation with creditors. In addition, reports from rating agencies and research organizations mentioned underfunded pensions that could affect the fiscal stability of several states and large municipalities. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the reporting period was no exception.

On June 28, 2014, Puerto Rico Governor Alejandro García-Padilla signed into law The Public Corporation Debt Enforcement and Recovery Act. By virtue of its status as a U.S. territory, Puerto Rico, as well as its public agencies, corporations and cities, cannot file for bankruptcy under the U.S. Bankruptcy Code. The governor’s stated intent for this law was to provide an organized, legal framework for Puerto Rico’s public corporations to restructure their debt should they become insolvent. With passage of the act, the market anticipated a significant likelihood that at least one of Puerto Rico’s public corporations would file under the new act. Franklin Templeton Investments joined in a lawsuit filed in Puerto Rico challenging the constitutionality of the act. At period-end, no Puerto Rico public corporation had filed to reorganize under the act. Market reaction to the new law increased volatility within this sector, but despite the negative reaction, during this reporting period, Puerto Rico bonds overall delivered a +2.31% total return, as measured by the Barclays Puerto Rico Municipal Bond Index.1,2

Franklin Templeton also joined a creditors committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated market-based, long-term solution to PREPA’s liquidity and structural issues.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

2. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

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Semiannual Report | 3

Investment Strategy and Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4 | Semiannual Report

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Franklin Alabama Tax-Free Income Fund

We are pleased to bring you Franklin Alabama Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Alabama Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Alabama personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AA	64.54%
A	16.92%
BBB	8.28%
Refunded	3.85%
Not Rated	6.41%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.18 on February 28, 2014, to $11.50 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 22.39 cents per share for the same period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.74% based on an annualization of the 3.74 cent per share August dividend and the maximum offering price of $12.01 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Alabama personal income tax bracket of 46.42% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.98% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C
March	3.74	3.23
April	3.69	3.18
May	3.74	3.23
June	3.74	3.22
July	3.74	3.22
August	3.74	3.22
Total	22.39	19.30

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Alabama’s economic recovery lagged the nation’s but improved during the period under review, with gains in manufacturing and housing. Manufacturing activity grew and contributed to labor market gains, particularly in the automotive and aerospace sectors, while wages remained relatively flat during the review period. The housing market showed signs of recovery as home prices increased and issuance of new construction permits improved. Business sentiment remained steady in the third quarter of Alabama’s fiscal year 2014 while sales tax collections increased during the first nine months of the state’s fiscal year 2014. Despite job gains in the leisure and hospitality, government, and mining and logging sectors, Alabama’s unemployment

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 57.

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Semiannual Report | 5

FRANKLIN ALABAMA TAX-FREE INCOME FUND

rate increased to 6.9% at period-end, which was higher than the 6.1% national average.3

Alabama has two major operating funds — the Education Trust Fund (ETF), the main funding source for education programs, and the General Fund, the primary funding source for Medicaid and other non-education government programs. ETF revenues were below the initial forecast for much of fiscal year 2014. Income tax accounted for the largest shortfall because of weak collections in calendar year 2014, attributed to taxpayers’ acceleration of capital gains into earlier tax years. Although the enacted ETF budget included spending increases for pre-kindergarten programs and funding for public education employees’ health insurance, the enacted general fund budget provided relatively flat funding for most programs.

The state’s net tax-supported debt was 2.4% of personal income and $876 per capita, compared with the national medians of 2.6% and $1,054.4 Independent credit rating agency Standard & Poor’s (S&P) rated Alabama’s general obligation debt AA with a stable outlook. The rating reflected S&P’s assessment of the state’s large and diversifying economy, required spending reductions to address any revenue shortfalls, dedicated revenue for capital projects and debt service, and low debt levels.5 In S&P’s view, these strengths were counterbalanced by the state’s declining reserves, significant use of one-time revenues, a restrictive tax structure and below-average pension funding.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Utilities	20.4%
Hospital & Health Care	13.7%
Higher Education	13.1%
General Obligation	11.9%
Refunded	8.9%
Subject to Government Appropriations	8.1%
Tax-Supported	7.7%
Other Revenue	6.3%
Transportation	4.9%
Corporate-Backed	2.9%
Housing	2.1%

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin Alabama Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

*Does not include short-term investments and other net assets.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14. 5. This does not indicate S&P’s rating of the Fund.

6 | Semiannual Report

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FRANKLIN ALABAMA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FRALX)	$11.50	$11.18	+$	0.32
C (FALEX)	$11.63	$11.31	+$	0.32

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2239
C	$0.1930

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FRANKLIN ALABAMA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.71%
6-Month	+	4.91%	+	0.41%
1-Year	+	10.30%	+	5.62%	+	4.23%
5-Year	+	27.93%	+	4.14%	+	3.37%
10-Year	+	50.73%	+	3.74%	+	3.70%
C								1.26%
6-Month	+	4.57%	+	3.57%
1-Year	+	9.59%	+	8.59%	+	7.20%
5-Year	+	24.48%	+	4.48%	+	3.70%
10-Year	+	42.61%	+	3.61%	+	3.57%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[5]		Distribution Rate[6]		Standardized Yield[7]		Standardized Yield[6]
A		3.74%		6.98%		2.65%		4.95%
C		3.32%		6.20%		2.24%		4.18%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse eco-
nomic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/14.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Alabama personal income tax rate of 46.42%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
7. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

8 | Semiannual Report

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

FRANKLIN ALABAMA TAX-FREE INCOME FUND

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000.00	$1,049.10	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67
C
Actual	$1,000.00	$1,045.70	$6.55
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.46

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.72% and C: 1.27%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Florida Tax-Free Income Fund

We are pleased to bring you Franklin Florida Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Florida Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes and any Florida personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	7.64%
AA	42.01%
A	30.88%
BBB	9.66%
Below Investment Grade	4.60%
Refunded	4.94%
Not Rated	0.27%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.05 on February 28, 2014, to $11.28 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 24.87 cents per share for the same period.2 The Performance Summary beginning on page 12 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.25% based on an annualization of the 4.17 cent per share August dividend and the maximum offering price of $11.78 on August 31, 2014. An investor in the 2014 maximum federal income tax bracket of 43.40% (plus 3.8% Medicare tax) would need to earn a distribution rate of 7.51% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C
March	4.12	3.62
April	4.12	3.62
May	4.12	3.62
June	4.17	3.65
July	4.17	3.65
August	4.17	3.65
Total	24.87	21.81

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Florida’s economy continued its recovery during the reporting period. The state suffered from one of the highest layoff rates in the nation and most of the job reductions were the result of restructuring and business closures. Unemployment levels, however, held steady. Florida’s unemployment rate began the period at 6.2% and ended the period at 6.3%, which was slightly higher than the 6.1% national average.3 Florida made positive strides during the reporting period as the rate of foreclosure activity declined significantly in comparison with the

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends. 3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 61.

10 | Semiannual Report

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previous calendar year. Housing inventory and sales levels improved, lifting the state from the depths of the troubled housing market.

The state’s enacted budget for fiscal year 2015 was the largest in Florida’s history and marked the second consecutive year the state avoided a budget gap. Key highlights included reductions for motor vehicle license taxes and registration fees and increased spending for K-12 schools, health and human services, and transportation and environmental programs. Near period-end, lawmakers projected the state’s general revenue level during fiscal year 2015 could surpass prerecession peak revenue levels, despite a slight decrease in revenue growth at period-end.

Florida’s net tax-supported debt was 2.5% of personal income and $1,008 per capita, slightly better than the national medians of 2.6% and $1,054.4 Standard & Poor’s (S&P) rated Florida’s general obligation debt AAA with a stable outlook, reflecting the independent credit rating agency’s assessment of the state’s restoration of structural budget balance in fiscal year 2015, projected general revenue growth and strong reserve levels.5 Some challenges that S&P cited included Florida’s high unemployment level and improved, but still weak, housing market.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Utilities	29.7%
Hospital & Health Care	15.7%
Transportation	15.7%
Tax-Supported	11.6%
General Obligation	8.9%
Refunded	5.5%
Subject to Government Appropriations	5.4%
Higher Education	3.6%
Other Revenue	2.7%
Housing	1.2%

*Does not include short-term investments and other net assets.

FRANKLIN FLORIDA TAX-FREE INCOME FUND

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin Florida Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.

5. This does not indicate S&P’s rating of the Fund.

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FRANKLIN FLORIDA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FRFLX)	$11.28	$11.05	+$	0.23
C (FRFIX)	$11.48	$11.25	+$	0.23

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2487
C	$0.2181

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FRANKLIN FLORIDA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.62%
6-Month	+	4.38%		-0.05%
1-Year	+	10.28%	+	5.64%	+	3.25%
5-Year	+	25.08%	+	3.67%	+	3.00%
10-Year	+	49.27%	+	3.64%	+	3.57%
C								1.17%
6-Month	+	4.02%	+	3.02%
1-Year	+	9.60%	+	8.60%	+	6.26%
5-Year	+	21.58%	+	3.98%	+	3.34%
10-Year	+	41.33%	+	3.52%	+	3.47%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[5]		Distribution Rate[6]		Standardized Yield[7]		Standardized Yield[6]
A		4.25%		7.51%		2.81%		4.96%
C		3.82%		6.75%		2.39%		4.22%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse eco-
nomic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/14.
6. Taxable equivalent distribution rate and yield assume the 2014 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.
7. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report | 13

FRANKLIN FLORIDA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,043.80	$3.30
Hypothetical (5% return before expenses)	$1,000	$1,021.98	$3.26
C
Actual	$1,000	$1,040.20	$6.12
Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.06

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64% and C: 1.19%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Georgia Tax-Free Income Fund

We are pleased to bring you Franklin Georgia Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Georgia Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Georgia personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	5.53%
AA	65.37%
A	19.62%
BBB	3.61%
Below Investment Grade	2.09%
Refunded	2.79%
Not Rated	0.99%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.02 on February 28, 2014, to $12.36 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 23.37 cents per share for the same period.2 The Performance Summary beginning on page 17 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.55% based on an annualization of the 3.82 cent per share August dividend and the maximum offering price of

$12.91 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Georgia personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.70% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
	Dividend per Share (cents)
Month	Class A	Class C
March	3.91	3.36
April	3.91	3.36
May	3.91	3.36
June	3.91	3.35
July	3.91	3.35
August	3.82	3.26
Total	23.37	20.04

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Georgia’s economic recovery faced challenges during the reporting period. Abnormally cold weather conditions and geopolitical crises slowed job growth at the beginning of the period, particularly in the transportation logistics industry, which is one of the state’s major sources of employment. The unemployment rate began the period at 7.1% and reached a period low of 6.9% in April but rose each subsequent month after the manufacturing and government sectors issued temporary seasonal layoffs.3 By period-end, the unemployment rate

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends. 3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 68.

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Semiannual Report | 15

FRANKLIN GEORGIA TAX-FREE INCOME FUND

reached 8.1%, which was higher than the 6.1% national average.3 Georgia’s housing market, which was hard hit by the recession, experienced modest but steady growth during the period. Sales and price levels improved during the first half of 2014, buoyed by stable and low interest rates.

Lawmakers revised Georgia’s fiscal year 2014 budget near the beginning of the reporting period and increased spending on education, health and human services, transportation and economic development. The increases were funded by a slight adjustment to the state’s reserve levels, an increase in revenue collections and projected surplus revenues. The fiscal year 2015 budget was greater than the prior year’s based on improved revenue collections. It featured a large expansion in education funding as well as increased spending on health and human services and infrastructure.

Georgia’s net tax-supported debt was 2.9% of personal income and $1,064 per capita, compared with the national medians of 2.6% and $1,054.4 Standard & Poor’s (S&P) rated Georgia’s general obligation debt AAA with a stable outlook, reflecting the independent credit rating agency’s view of the state’s recovering economy, strong financial monitoring, a history of maintaining fiscal balance through spending cuts, a depleted but gradually growing revenue shortfall reserve, and moderate debt with rapid amortization.5 S&P was concerned about Georgia’s budget forecast, but expected the state to monitor the collections and make any necessary adjustments through its midyear budget adjustment process.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Utilities	27.6%
Subject to Government Appropriations	18.7%
Hospital & Health Care	17.3%
Higher Education	9.3%
General Obligation	8.8%
Tax-Supported	6.8%
Transportation	5.6%
Refunded	4.1%
Housing	1.2%
Other Revenue	0.3%
Corporate-Backed	0.3%

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin Georgia Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

*Does not include short-term investments and other net assets.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14. 5. This does not indicate S&P’s rating of the Fund.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FTGAX)	$12.36	$12.02	+$	0.34
C (FGAIX)	$12.52	$12.17	+$	0.35

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2337
C	$0.2004

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.66%
6-Month	+	4.81%	+	0.39%
1-Year	+	11.17%	+	6.47%	+	4.20%
5-Year	+	28.77%	+	4.27%	+	3.48%
10-Year	+	54.29%	+	3.98%	+	3.93%
C								1.21%
6-Month	+	4.56%	+	3.56%
1-Year	+	10.62%	+	9.62%	+	7.19%
5-Year	+	25.32%	+	4.62%	+	3.81%
10-Year	+	46.08%	+	3.86%	+	3.81%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[5]		Distribution Rate[6]		Standardized Yield[7]		Standardized Yield[6]
A		3.55%		6.70%		2.24%		4.23%
C		3.12%		5.89%		1.79%		3.38%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse eco-
nomic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/14.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Georgia personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
7. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

18 | Semiannual Report

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

FRANKLIN GEORGIA TAX-FREE INCOME FUND

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,048.10	$3.51
Hypothetical (5% return before expenses)	$1,000	$1,021.78	$3.47
C
Actual	$1,000	$1,045.60	$6.34
Hypothetical (5% return before expenses)	$1,000	$1,019.00	$6.26

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.68% and C: 1.23%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Semiannual Report | 19

Franklin Kentucky Tax-Free Income Fund

We are pleased to bring you Franklin Kentucky Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Kentucky Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Kentucky personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/14

% of Total
Ratings	Long-Term Investments
AAA	7.19%
AA	45.18%
A	31.01%
BBB	9.28%
Below Investment Grade	2.82%
Refunded	2.17%
Not Rated	2.35%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.12 on February 28, 2014, to $11.50 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 21.85 cents per share for the same period.2 The Performance Summary beginning on page 22 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.60%. An investor in the 2014 maximum combined effective federal and Kentucky personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.80% from a taxable investment to match the Fund’s Class A tax-free distribution rate. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

Class A
3/1/14–8/31/14

Dividend per Share
Month	(cents)
March	3.65
April	3.65
May	3.65
June	3.65
July	3.65
August	3.60
Total	21.85

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Commonwealth Update

Kentucky’s economic recovery lagged the nation’s during the reporting period. The real estate market continued to recover as home prices increased slightly compared with the previous year. Abnormally cold weather conditions at the beginning of the period slowed national demand for goods produced in the commonwealth. Later, improved weather led to job market gains as businesses worked to meet pent-up demand. The automobile manufacturing industry, which has long been an important source of jobs, provided a strong boost to Kentucky’s economy after pent-up demand generated record sales. Although the commonwealth’s unemployment rate fell to a six-year low

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 73.

20 | Semiannual Report

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of 7.1% in August, it remained higher than the 6.1% national average.3

In June, lawmakers announced a revenue shortfall in fiscal year 2014 attributed to underperformance of Kentucky’s largest source of revenue, individual income tax collections. Lawmakers responded by transferring funds from various agencies that were in excess of budgeted amounts, tapping the rainy day fund and cutting agency appropriations. They projected modest revenue growth for fiscal years 2015 and 2016 based on slow recovery in property taxes, softer profitability of certain companies and a weak sales tax base. Highlights of the commonwealth’s enacted biennial budget for fiscal years 2015–2016, which took effect on July 1, included increased spending on education and human services and investment in economic development projects. The budget also called for the full funding of the Kentucky Retirement System and a raise for state workers. Lawmakers achieved near structural balance by cutting funds for commonwealth agencies and reducing dependence on non-recurring revenue.

Kentucky’s net tax-supported debt was 5.7% of personal income and $2,037 per capita, compared with the national medians of 2.6% and $1,054.4 Moody’s Investors Service assigned Kentucky an issuer rating of Aa2, reflecting the independent credit rating agency’s assessment of the commonwealth’s record of proactive financial control and the positive impact the automotive industry’s recovery had on Kentucky’s economy.5 Moody’s upgraded its outlook to stable from negative, citing the commonwealth’s near budgetary structural balance resulting from enacted cuts, modest pension reforms, high debt levels and burgeoning auto industry.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from Standard & Poor’s, Moody’s and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations,

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

Portfolio Breakdown*
8/31/14
% of Total
Long-Term Investments*
Utilities	31.4%
Hospital & Health Care	18.4%
Subject to Government Appropriations	15.8%
General Obligation	9.9%
Higher Education	9.0%
Housing	4.1%
Refunded	3.6%
Other Revenue	3.1%
Tax-Supported	2.4%
Transportation	2.3%

*Does not include short-term investments and other net assets.

the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to Puerto Rico’s financial position and future financing endeavors caused its bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin Kentucky Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.

5. This does not indicate Moody’s rating of the Fund.

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Semiannual Report | 21

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FRKYX)	$11.50	$11.12	+$	0.38

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2185

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.76%
6-Month	+	5.43%	+	0.98%
1-Year	+	10.67%	+	5.96%	+	3.75%
5-Year	+	28.00%	+	4.16%	+	3.44%
10-Year	+	52.48%	+	3.86%	+	3.81%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[5]		Distribution Rate[6]		Standardized Yield[7]		Standardized Yield[6]
A		3.60%		6.80%		2.48%		4.68%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN KENTUCKY TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse eco-
nomic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Distribution rate is based on an annualization of the 3.60 cent per share August dividend and the maximum offering price of $12.01 per share on 8/31/14.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Kentucky personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
7. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report | 23

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,054.30	$3.99
Hypothetical (5% return before expenses)	$1,000	$1,021.32	$3.92

*Expenses are calculated using the most recent six-month annualized expense ratio, of 0.77%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Louisiana Tax-Free Income Fund

We are pleased to bring you Franklin Louisiana Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Louisiana Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Louisiana personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	1.82%
AA	38.46%
A	32.05%
BBB	11.23%
Below Investment Grade	1.09%
Refunded	12.32%
Not Rated	3.03%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.26 on February 28, 2014, to $11.50 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 23.46 cents per share for the same period.2 The Performance Summary beginning on page 27 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.94% based on an annualization of the 3.94 cent per share August dividend and the maximum offering price of

$12.01 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Louisiana personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.44% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C
March	3.88	3.37
April	3.88	3.37
May	3.88	3.37
June	3.94	3.41
July	3.94	3.41
August	3.94	3.41
Total	23.46	20.34

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Louisiana’s economy expanded rapidly during the period. The state’s unemployment rate began the period at a six-year low of 4.5% but rose to 4.9% in May after students began looking for summer jobs.3 Continued growth in the oil and gas extraction industries prompted the labor force to grow at a rate that exceeded jobseekers’ ability to find employment. This job market expansion pushed the unemployment rate higher until it reached 5.8% at period-end, which was lower than the 6.1% national average.3 Labor market gains also helped boost housing values, which increased compared to the previous year.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends. 3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 77.

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Semiannual Report | 25

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

Lawmakers largely balanced the fiscal year 2014 budget with collections from legal settlements, property sales, lease payments and loan repayments. They projected fiscal year 2014 would end in balance. The enacted fiscal year 2015 budget was based on estimated growth in the general fund. Highlights included increased spending on education and health care, reductions in the state’s workforce through the consolidation of agencies, and initiatives to achieve savings in Medicaid.

Louisiana’s net tax-supported debt was 3.7% of personal income and $1,464 per capita, compared with the national medians of 2.6% and $1,054.4 Standard & Poor’s (S&P) rated Louisiana’s general obligation debt AA with a stable outlook, reflecting the independent credit rating agency’s view of the state’s low unemployment rate, personal income levels that slightly trail the national average, strong financial and budget management framework, and moderate debt and liability profile.5 According to S&P, these strengths were somewhat offset by the state’s recent general fund operating deficits, reduced operating reserves, and low funding ratios for pension and other postemployment benefits.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Utilities	20.8%
Tax-Supported	15.7%
Refunded	12.3%
Hospital & Health Care	11.2%
Higher Education	10.6%
Subject to Government Appropriations	8.0%
Other Revenue	6.4%
General Obligation	5.3%
Transportation	5.1%
Housing	3.1%
Corporate-Backed	1.5%

*Does not include short-term investments and other net assets.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin Louisiana Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14. 5. This does not indicate S&P’s rating of the Fund.

26 | Semiannual Report

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FKLAX)	$11.50	$11.26	+$	0.24
C (FLAIX)	$11.66	$11.41	+$	0.25

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2346
C	$0.2034

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Semiannual Report | 27

FRANKLIN LOUISIANA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.67%
6-Month	+	4.25%		-0.18%
1-Year	+	9.46%	+	4.77%	+	3.15%
5-Year	+	28.00%	+	4.15%	+	3.33%
10-Year	+	50.06%	+	3.69%	+	3.66%
C								1.22%
6-Month	+	4.00%	+	3.00%
1-Year	+	8.85%	+	7.85%	+	6.12%
5-Year	+	24.48%	+	4.48%	+	3.66%
10-Year	+	42.15%	+	3.58%	+	3.54%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[5]		Distribution Rate[6]		Standardized Yield[7]		Standardized Yield[6]
A		3.94%		7.44%		2.26%		4.27%
C		3.51%		6.63%		1.83%		3.45%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse eco-
nomic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/14.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Louisiana personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
7. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

28 | Semiannual Report

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,042.50	$3.55
Hypothetical (5% return before expenses)	$1,000	$1,021.73	$3.52
C
Actual	$1,000	$1,040.00	$6.38
Hypothetical (5% return before expenses)	$1,000	$1,018.95	$6.31

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.69% and C: 1.24%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Semiannual Report | 29

Franklin Maryland Tax-Free Income Fund

We are pleased to bring you Franklin Maryland Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Maryland Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Maryland personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	15.22%
AA	42.87%
A	16.64%
BBB	14.31%
Below Investment Grade	4.87%
Refunded	2.45%
Not Rated	3.64%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.20 on February 28, 2014, to $11.49 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 21.35 cents per share for the same period.2 The Performance Summary beginning on page 32 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.50% based on an annualization of the 3.50 cent per share August dividend and the maximum offering price of $12.00 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Maryland state and local personal income tax bracket of 48.81% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.84% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.55	3.03	3.64
April	3.55	3.03	3.64
May	3.55	3.03	3.64
June	3.60	3.07	3.69
July	3.60	3.07	3.69
August	3.50	2.97	3.59
Total	21.35	18.20	21.89

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Maryland suffered from sluggish economic growth recently. The state’s economy, which has a large percentage of its residents employed by the federal government, was negatively impacted by federal deficit reduction measures. Maryland’s unemployment rate reached 6.4% in August, which was slightly higher than the country’s 6.1% rate.3 The state benefited from a high concentration of employees in the information and

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends. 3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 83.

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business and professional services industries who generally have college and advance degrees and are well paid.

In March 2014, Maryland revised downward its fiscal year 2014 and 2015 general fund revenue estimates primarily due to slow sales and personal income tax growth. Additionally, the state expected spending growth to increase because of growing Medicaid enrollment, education funding and debt service. Maryland was not able to rely on property taxes to cover its rising debt service costs owing to a sluggish housing market. Thus, the state expected its budgetary reserves for these two fiscal years to shrink considerably. Maryland planned to accommodate these adverse developments largely by capping the extra pension contributions it originally intended to make to help improve the status of its pension system.

The state’s net-tax supported debt was 3.4% of personal income and $1,791 per capita, compared with the national medians of 2.6% and $1,054.4 In July 2014, independent credit rating agency Moody’s Investors Service assigned a rating of Aaa to new Maryland general obligation bonds.5 Credit rating agency Standard & Poor’s (S&P) also affirmed its AAA rating on the state’s general obligation debt with a stable outlook.5 S&P cited several of the state’s strengths including a broad and diverse economy, above-average wealth and income levels, strong financial and debt management policies, and moderate debt levels. However, Moody’s and S&P noted some downside risks including Maryland’s below-average pension funding ratios and reduced flexibility to address future budget deficits.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Hospital & Health Care	19.9%
Utilities	18.9%
Higher Education	15.8%
General Obligation	14.6%
Housing	10.8%
Transportation	6.5%
Other Revenue	4.9%
Tax-Supported	4.7%
Refunded	2.5%
Subject to Government Appropriations	1.4%

FRANKLIN MARYLAND TAX-FREE INCOME FUND

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin Maryland Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

*Does not include short-term investments and other net assets.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.

5. This does not indicate a rating of the Fund.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FMDTX)	$11.49	$11.20	+$	0.29
C (FMDIX)	$11.69	$11.39	+$	0.30
Advisor (FMDZX)	$11.49	$11.20	+$	0.29

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2135
C	$0.1820
Advisor	$0.2189

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.65%
6-Month	+	4.54%	+	0.07%
1-Year	+	10.44%	+	5.74%	+	3.63%
5-Year	+	26.59%	+	3.92%	+	2.98%
10-Year	+	47.93%	+	3.54%	+	3.49%
C								1.20%
6-Month	+	4.26%	+	3.26%
1-Year	+	9.86%	+	8.86%	+	6.80%
5-Year	+	23.25%	+	4.27%	+	3.33%
10-Year	+	40.10%	+	3.43%	+	3.39%
Advisor[5]								0.55%
6-Month	+	4.58%	+	4.58%
1-Year	+	10.54%	+	10.54%	+	8.44%
5-Year	+	27.21%	+	4.93%	+	3.99%
10-Year	+	48.65%	+	4.04%	+	4.00%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]		Standardized Yield[7]
A		3.50%		6.84%		2.73%		5.33%
C		3.05%		5.96%		2.32%		4.53%
Advisor		3.75%		7.33%		2.97%		5.80%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Advisor Class:	These shares have higher annual fees and expenses than Class A shares. Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +32.01%
and +5.52%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Maryland state and local personal income tax rate of 48.81%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

FRANKLIN MARYLAND TAX-FREE INCOME FUND

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,045.40	$3.45
Hypothetical (5% return before expenses)	$1,000	$1,021.83	$3.41
C
Actual	$1,000	$1,042.60	$6.28
Hypothetical (5% return before expenses)	$1,000	$1,019.06	$6.21
Advisor
Actual	$1,000	$1,045.80	$2.94
Hypothetical (5% return before expenses)	$1,000	$1,022.33	$2.91

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67%; C: 1.22%; and Advisor: 0.57%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Missouri Tax-Free Income Fund

We are pleased to bring you Franklin Missouri Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Missouri Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Missouri personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	12.59%
AA	50.21%
A	15.73%
BBB	15.77%
Below Investment Grade	2.96%
Refunded	1.22%
Not Rated	1.52%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.88 on February 28, 2014, to $12.10 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 23.48 cents per share for the same period.2 The Performance Summary beginning on page 39 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.68% based on an annualization of the 3.88 cent per share August dividend and the maximum offering price of $12.64 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Missouri personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.95% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.92	3.37	4.03
April	3.92	3.37	4.03
May	3.92	3.37	4.03
June	3.92	3.37	4.01
July	3.92	3.37	4.01
August	3.88	3.33	3.97
Total	23.48	20.18	24.08

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

During the six months under review, Missouri’s strong and diverse economy continued to expand. The housing market improved as home prices appreciated, issuance of new construction permits increased and the foreclosure rate declined and remained below the national average. Missouri’s personal income grew slightly during the period under review while

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 89.

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unemployment claims declined. For the six-month period, most sectors added jobs, led by mining and logging, leisure and hospitality, and financial activities. In contrast, the other services sector showed some weakness during the period. Missouri’s unemployment rate began the period at 6.4%, rose to a period high of 6.7% in March and declined to 6.3% at period-end, which was slightly higher than the 6.1% national average.3

The state concluded its fiscal year 2014 on June 30 with a shortfall in general revenue collections, the first shortfall since fiscal year 2010. General revenue collections were below projections mainly due to a decline in income tax revenues as a result of taxpayers’ acceleration of capital gains into fiscal year 2013. Individual income tax collections declined in fiscal year 2014, while revenues from sales tax and corporate income tax rose during the period. The enacted fiscal year 2015 budget restricted general revenue expenditures to address potential budget shortfalls that could arise from tax reductions approved by the legislature, unavailability of tobacco settlement payments, and a failure to expand Medicaid and funding for various programs. The budget aimed at spending on education, creating jobs, strengthening the mental health safety net, expanding and reforming Medicaid, and balancing the budget while limiting tax growth.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Utilities	27.2%
Hospital & Health Care	18.0%
Subject to Government Appropriations	16.6%
Tax-Supported	11.4%
Higher Education	7.0%
Transportation	6.6%
Refunded	5.5%
General Obligation	3.5%
Other Revenue	2.9%
Corporate-Backed	1.0%
Housing	0.3%

*Does not include short-term investments and other net assets.

FRANKLIN MISSOURI TAX-FREE INCOME FUND

Missouri’s net tax-supported debt was 1.7% of personal income and $668 per capita, compared with the national medians of 2.6% and $1,054.4 Standard & Poor’s (S&P) rated Missouri’s general obligation bonds AAA with a stable outlook, reflecting the independent credit rating agency’s view of the state’s robust and diverse economic base, strong budget management framework, solid reserves that can be used only under limited circumstances and moderate debt burden.5 S&P expressed concerns about the state electorate’s upcoming vote on a proposed amendment that could allow the legislature to override the governor’s ability to issue spending reductions. The independent credit rating agency felt the amendment could potentially weaken the state’s strong budget management framework to make midyear budget adjustments.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.

5. This does not indicate S&P’s rating of the Fund.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND

Thank you for your continued participation in Franklin Missouri Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FRMOX)	$12.10	$11.88	+$	0.22
C (FMOIX)	$12.21	$11.98	+$	0.23
Advisor (FRMZX)	$12.11	$11.88	+$	0.23

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2348
C	$0.2018
Advisor	$0.2408

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.62%
6-Month	+	3.86%		-0.57%
1-Year	+	8.58%	+	4.01%	+	2.48%
5-Year	+	25.92%	+	3.81%	+	3.07%
10-Year	+	50.35%	+	3.71%	+	3.67%
C								1.17%
6-Month	+	3.63%	+	2.63%
1-Year	+	8.02%	+	7.02%	+	5.47%
5-Year	+	22.59%	+	4.16%	+	3.41%
10-Year	+	42.38%	+	3.60%	+	3.56%
Advisor[5]								0.52%
6-Month	+	4.00%	+	4.00%
1-Year	+	8.78%	+	8.78%	+	7.12%
5-Year	+	26.64%	+	4.84%	+	4.08%
10-Year	+	51.20%	+	4.22%	+	4.18%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]		Standardized Yield[7]
A		3.68%		6.95%		2.42%		4.57%
C		3.27%		6.17%		1.98%		3.74%
Advisor		3.93%		7.42%		2.63%		4.96%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Advisor Class:	These shares have higher annual fees and expenses than Class A shares. Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +30.12%
and +5.23%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Missouri personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,038.60	$3.29
Hypothetical (5% return before expenses)	$1,000	$1,021.98	$3.26
C
Actual	$1,000	$1,036.30	$6.11
Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.06
Advisor
Actual	$1,000	$1,040.00	$2.78
Hypothetical (5% return before expenses)	$1,000	$1,022.48	$2.75

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin North Carolina Tax-Free Income Fund

We are pleased to bring you Franklin North Carolina Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin North Carolina Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and North Carolina personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	15.02%
AA	61.47%
A	8.31%
BBB	7.81%
Below Investment Grade	3.18%
Refunded	4.21%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.95 on February 28, 2014, to $12.17 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 24.27 cents per share for the same period.2 The Performance Summary beginning on page 45 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.84% based on an annualization of the 4.07 cent per share August dividend and the maximum offering price of

$12.71 on August 31, 2014. An investor in the 2014 maximum combined effective federal and North Carolina personal income tax bracket of 46.90% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.23% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	4.02	3.49	4.11
April	4.02	3.49	4.11
May	4.02	3.49	4.11
June	4.07	3.51	4.18
July	4.07	3.51	4.18
August	4.07	3.51	4.18
Total	24.27	21.00	24.87

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

North Carolina’s broad measure of leading economic indicators pointed toward sluggish growth during the six months under review. The housing market had mixed results. Home prices and permits for new housing starts rose, but foreclosure rates trended up during the period and existing home sales declined in the first half of 2014 compared to the same period in 2013. The state’s job market improved with robust additions in private sector jobs, primarily in professional and business services, information, and leisure and hospitality. In addition, unemployment claims decreased while employee hours and

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 97.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

earnings in the manufacturing sector slowed. North Carolina’s unemployment rate began the period at 6.4%, fell to a period low of 6.2% in April and increased to 6.8% at period-end, which was higher than the 6.1% national average.3

A tax reform law enacted in July 2013, reduced personal and corporate income taxes during fiscal year 2014. Year-to-date revenues as of May 2014 were lower than forecast despite broadened sales taxes and the elimination of several sales tax exemptions to help offset the state income tax reductions. Sales tax revenues failed to reach estimated targets.

North Carolina’s net tax-supported debt remained below the national average, with debt at 2.1% of personal income and $806 per capita, compared with the national medians of 2.6% and $1,054.4 Independent credit rating agency Moody’s Investors Service affirmed North Carolina’s Aaa general obligation debt rating and stable outlook during the review period, citing the state’s conservative fiscal management, executive authority to reduce spending, diverse economy and population growth.5 Moody’s noted that challenges included controlling expenditure pressures with limited resources and managing the state’s finances through a slow economic recovery.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Utilities	20.6%
Hospital & Health Care	20.1%
Higher Education	15.7%
Subject to Government Appropriations	11.8%
Transportation	11.8%
Refunded	6.9%
Tax-Supported	5.4%
General Obligation	4.6%
Housing	2.5%
Other Revenue	0.4%
Corporate-Backed	0.2%

*Does not include short-term investments and other net assets.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from Standard & Poor’s, Moody’s and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin North Carolina Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14. 5. This does not indicate Moody’s rating of the Fund.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FXNCX)	$12.17	$11.95	+$	0.22
C (FNCIX)	$12.34	$12.12	+$	0.22
Advisor (FNCZX)	$12.17	$11.95	+$	0.22

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2427
C	$0.2100
Advisor	$0.2487

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.62%
6-Month	+	3.91%		-0.50%
1-Year	+	8.36%	+	3.74%	+	2.57%
5-Year	+	23.86%	+	3.47%	+	2.73%
10-Year	+	49.31%	+	3.64%	+	3.60%
C								1.17%
6-Month	+	3.58%	+	2.58%
1-Year	+	7.67%	+	6.67%	+	5.42%
5-Year	+	20.47%	+	3.80%	+	3.07%
10-Year	+	41.26%	+	3.51%	+	3.48%
Advisor[5]								0.52%
6-Month	+	3.96%	+	3.96%
1-Year	+	8.47%	+	8.47%	+	7.19%
5-Year	+	24.47%	+	4.48%	+	3.74%
10-Year	+	50.05%	+	4.14%	+	4.10%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]		Standardized Yield[7]
A		3.84%		7.23%		2.26%		4.26%
C		3.41%		6.42%		1.83%		3.45%
Advisor		4.12%		7.76%		2.47%		4.65%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Advisor Class:	These shares have higher annual fees and expenses than Class A shares. Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +28.48%
and +4.97%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and North Carolina personal income tax rate of 46.90%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,039.10	$3.24
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
C
Actual	$1,000	$1,035.80	$6.05
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor
Actual	$1,000	$1,039.60	$2.72
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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franklintempleton.com

Franklin Virginia Tax-Free Income Fund

We are pleased to bring you Franklin Virginia Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Virginia Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Virginia personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/14

% of Total
Ratings	Long-Term Investments
AAA	18.64%
AA	56.06%
A	8.35%
BBB	4.92%
Below Investment Grade	2.68%
Refunded	8.76%
Not Rated	0.59%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.42 on February 28, 2014, to $11.70 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 22.23 cents per share for the same period.2 The Performance Summary beginning on page 51 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.66% based on an annualization of the 3.73 cent per share August dividend and the maximum offering price of $12.22 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Virginia personal income tax bracket of 46.87% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.89% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/14–8/31/14

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.68	3.16	3.78
April	3.68	3.16	3.78
May	3.68	3.16	3.78
June	3.73	3.19	3.82
July	3.73	3.19	3.82
August	3.73	3.19	3.82
Total	22.23	19.05	22.80

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Commonwealth Update

Virginia’s economy continued to recover during the six months under review. Although the commonwealth’s economy is relatively diverse, it is more vulnerable to federal budget cuts than other states because of its greater than average exposure to the federal government and the military. The state’s home prices and building permit levels rose during the period while foreclosures declined. Virginia’s unemployment rate rose to 5.6% by period-end as the labor force expanded faster than new jobs were added, but it remained lower than the 6.1% national rate.3 Sectors such as government, mining and logging, and leisure and hospitality added jobs during the period, while the information sector exhibited weakness.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends. 3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 105.

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND

The commonwealth ended fiscal year 2014 with a revenue shortfall, largely due to lower-than-expected tax revenues from capital gains resulting from changes in federal tax policy. The state also reported lower-than-expected payroll and sales tax collections, mainly due to federal government spending cuts. Fiscal year 2014 was also the first time outside of a national recession that Virginia reported a decline in its general fund. The state closed the projected revenue shortfall in the enacted budget for the fiscal 2015–2016 biennium through spending cuts and appropriations from the rainy day fund. The budget added funding for mental health services and K-12 schools through the school aid formula but did not increase spending for state employees, teachers and Medicaid expansion. However, toward period-end, the commonwealth raised its projected budget shortfall for the 2014–2016 budgets following reductions in the nation’s defense spending.

Virginia’s net tax-supported debt was 2.7% of personal income and $1,302 per capita, compared with the 2.6% and $1,054 national medians.4 Moody’s Investors Service maintained Virginia’s general obligation debt rating of Aaa with a stable outlook, reflecting the independent credit rating agency’s view of the commonwealth’s conservative fiscal management, diverse economy that outperformed the nation’s despite a recent slowdown, and the commonwealth’s obligation to provide funds from the General Fund.5 Some challenges cited by Moody’s included the ongoing effects of a slow economic recovery on the commonwealth’s financial performance, spending pressures from education and transportation needs and risk of non-appropriation.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Hospital & Health Care	17.2%
Utilities	13.2%
Higher Education	13.2%
Transportation	12.3%
Refunded	10.6%
General Obligation	10.3%
Subject to Government Appropriations	6.8%
Housing	5.9%
Other Revenue	5.4%
Tax-Supported	5.1%

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from Standard & Poor’s, Moody’s and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to Puerto Rico’s financial position and future financing endeavors caused its bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin Virginia Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

*Does not include short-term investments and other net assets.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14. 5. This does not indicate Moody’s rating of the Fund.

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FRVAX)	$11.70	$11.42	+$	0.28
C (FVAIX)	$11.87	$11.58	+$	0.29
Advisor (FRVZX)	$11.70	$11.42	+$	0.28

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2223
C	$0.1905
Advisor	$0.2280

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.64%
6-Month	+	4.44%		-0.03%
1-Year	+	9.43%	+	4.81%	+	3.04%
5-Year	+	24.63%	+	3.59%	+	2.87%
10-Year	+	49.82%	+	3.68%	+	3.62%
C								1.19%
6-Month	+	4.18%	+	3.18%
1-Year	+	8.91%	+	7.91%	+	6.02%
5-Year	+	21.32%	+	3.94%	+	3.20%
10-Year	+	41.86%	+	3.56%	+	3.50%
Advisor[5]								0.54%
6-Month	+	4.49%	+	4.49%
1-Year	+	9.54%	+	9.54%	+	7.81%
5-Year	+	25.24%	+	4.60%	+	3.88%
10-Year	+	50.55%	+	4.18%	+	4.13%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]		Standardized Yield[7]
A		3.66%		6.89%		2.41%		4.54%
C		3.22%		6.06%		1.97%		3.71%
Advisor		3.92%		7.38%		2.61%		4.91%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Advisor Class:	These shares have higher annual fees and expenses than Class A shares. Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +29.08%
and +5.06%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Virginia personal income tax rate of 46.87%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,044.40	$3.40
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.36
C
Actual	$1,000	$1,041.80	$6.23
Hypothetical (5% return before expenses)	$1,000	$1,019.11	$6.16
Advisor
Actual	$1,000	$1,044.90	$2.89
Hypothetical (5% return before expenses)	$1,000	$1,022.38	$2.85

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Alabama Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.18	$11.91	$11.71	$10.66	$11.17	$10.59
Income from investment operations[b]:
Net investment income[c]	0.22	0.44	0.44	0.47	0.47	0.48
Net realized and unrealized gains (losses)	0.32	(0.74)	0.20	1.06	(0.50)	0.58
Total from investment operations	0.54	(0.30)	0.64	1.53	(0.03)	1.06
Less distributions from:
Net investment income	(0.22)	(0.43)	(0.43)	(0.48)	(0.48)	(0.48)
Net realized gains	—	(—)[d]	(0.01)	—	—	—
Total distributions	(0.22)	(0.43)	(0.44)	(0.48)	(0.48)	(0.48)
Net asset value, end of period	$11.50	$11.18	$11.91	$11.71	$10.66	$11.17

Total return[e]	4.91%	(2.49)%	5.57%	14.61%	(0.38)%	10.14%

Ratios to average net assets[f]
Expenses	0.72%	0.71%	0.70%	0.71%	0.71%	0.71%
Net investment income	3.90%	3.86%	3.68%	4.22%	4.25%	4.37%

Supplemental data
Net assets, end of period (000’s)	$222,962	$218,826	$270,783	$254,681	$226,863	$244,860
Portfolio turnover rate	1.25%	14.44%	17.76%	5.35%	11.32%	7.80%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Alabama Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.31	$12.04	$11.84	$10.77	$11.28	$10.69
Income from investment operations[b]:
Net investment income[c]	0.19	0.38	0.38	0.41	0.41	0.42
Net realized and unrealized gains (losses)	0.32	(0.74)	0.20	1.08	(0.51)	0.59
Total from investment operations	0.51	(0.36)	0.58	1.49	(0.10)	1.01
Less distributions from:
Net investment income	(0.19)	(0.37)	(0.37)	(0.42)	(0.41)	(0.42)
Net realized gains	—	(—)[d]	(0.01)	—	—	—
Total distributions	(0.19)	(0.37)	(0.38)	(0.42)	(0.41)	(0.42)
Net asset value, end of period	$11.63	$11.31	$12.04	$11.84	$10.77	$11.28

Total return[e]	4.57%	(2.99)%	4.92%	14.04%	(0.94)%	9.54%

Ratios to average net assets[f]
Expenses	1.27%	1.26%	1.25%	1.26%	1.26%	1.26%
Net investment income	3.35%	3.31%	3.13%	3.67%	3.70%	3.82%

Supplemental data
Net assets, end of period (000’s)	$52,283	$49,940	$65,690	$54,363	$47,345	$49,828
Portfolio turnover rate	1.25%	14.44%	17.76%	5.35%	11.32%	7.80%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Alabama Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 97.7%
Alabama 89.4%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$3,000,000	$3,430,080
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43	4,120,000	4,476,092
Athens GO, wts., XLCA Insured, Pre-Refunded, 5.00%, 2/01/36	2,560,000	2,731,213
Auburn University General Fee Revenue, Series A, AGMC Insured, 5.00%, 6/01/38	5,000,000	5,208,800
Baldwin County Board of Education Revenue, School wts., Refunding, 5.00%,
6/01/24	2,605,000	3,078,797
6/01/26	2,870,000	3,343,521
6/01/27	3,015,000	3,460,105
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A,
Assured Guaranty, 5.00%, 6/01/39	3,825,000	4,006,229
Birmingham GO, Capital Appreciation, Series A, zero cpn. to 3/01/17, 5.00% thereafter, 3/01/43	5,000,000	4,809,850
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s
Hospital, Assured Guaranty, 6.00%, 6/01/39	4,000,000	4,549,240
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.25%, 1/01/39	5,950,000	6,614,020
Series B, 5.00%, 1/01/43	3,745,000	4,150,321
Butler County IDA Environmental Improvement Revenue, International Paper Co. Projects, Series A,
7.00%, 9/01/32	1,000,000	1,128,930
Butler County Public Education Cooperative District Revenue, Limited Obligation School, Series A,
XLCA Insured, 5.00%, 7/01/37	9,025,000	9,188,443
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, Pre-Refunded, 5.00%,
1/01/29	4,290,000	4,559,970
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A,
Assured Guaranty, 5.00%,
8/01/30	5,250,000	5,920,530
8/01/37	5,000,000	5,497,800
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,236,280
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36	7,000,000	7,183,050
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	5,000,000	5,593,950
Series B, 5.50%, 9/01/33	4,500,000	5,077,350
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University,
Series A, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,930,500
Homewood GO, Capital Improvement wts., 5.00%, 9/01/42	4,000,000	4,426,880
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%,
10/01/30	5,000,000	5,061,150
Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Capital Improvement and
Refunding, NATL Insured, 5.00%, 10/01/33	8,000,000	8,662,240
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.00%, 1/01/24	2,000,000	2,030,600
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%,
4/01/33	7,410,000	7,939,889
Limestone County Water and Sewer Authority Water Revenue,
AMBAC Insured, 5.00%, 12/01/29	1,540,000	1,613,273
AMBAC Insured, 5.00%, 12/01/31	3,910,000	4,088,765
Assured Guaranty, 5.00%, 12/01/39	3,750,000	4,061,888
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts.,
Assured Guaranty, 5.125%, 9/01/34	600,000	654,948
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/34	1,000,000	1,000,000
Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36	1,000,000	1,024,280
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	3,003,930
Mobile GO, wts., Series C, 5.50%, 2/15/30	2,000,000	2,157,100

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Alabama (continued)
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A,
Assured Guaranty, 5.00%, 3/01/33	$6,500,000	$6,894,680
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC Insured,
5.00%, 1/01/36	10,000,000	10,252,200
Montgomery County Board of Education Capital Outlay School Warrants Revenue, Refunding, 5.00%,
9/01/39	3,000,000	3,340,260
Morgan County Board of Education Capital Outlay School wts., Revenue, 5.00%, 3/01/35	7,020,000	7,787,777
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,270,630
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded,
5.00%, 5/15/35	2,000,000	2,067,420
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,662,849
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,312,750
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,211,780
Selma IDBR, Gulf Opportunity Zone,
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,332,580
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,359,430
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project,
Series A, Assured Guaranty, 5.00%, 9/01/32	5,000,000	5,262,350
Troy Public Educational Building Authority Educational Facilities Revenue, AGMC Insured, 5.25%,
12/01/40	2,000,000	2,224,220
Trussville GO, wts.,
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	4,740,000	4,985,769
Series B, 5.00%, 10/01/39	3,000,000	3,367,050
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%,
7/01/38	5,000,000	5,713,350
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
9/01/41	9,000,000	9,261,000
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2,
5.00%, 10/01/37	7,520,000	8,515,347
University of South Alabama University Facilities Revenue, Capital Improvement, BHAC Insured,
5.00%, 8/01/38	5,000,000	5,396,750
		246,118,206
U.S. Territories 8.3%
Puerto Rico 8.3%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	650,000	641,979
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	10,335,000	9,819,180
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	2,000,000	1,653,520
5.375%, 8/01/39	4,500,000	3,589,875
6.00%, 8/01/42	8,500,000	7,172,640
		22,877,194
Total Municipal Bonds (Cost $256,780,349) 97.7%		268,995,400
Other Assets, less Liabilities 2.3%		6,249,970
Net Assets 100.0%		$275,245,370

See Abbreviations on page 130.

58 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Florida Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.05	$11.96	$11.88	$11.08	$11.45	$10.90
Income from investment operations[b]:
Net investment income[c]	0.24	0.46	0.47	0.52	0.53	0.53
Net realized and unrealized gains (losses)	0.24	(0.90)	0.13	0.81	(0.37)	0.55
Total from investment operations	0.48	(0.44)	0.60	1.33	0.16	1.08
Less distributions from:
Net investment income	(0.25)	(0.44)	(0.46)	(0.53)	(0.53)	(0.53)
Net realized gains	—	(0.03)	(0.06)	—	—	—
Total distributions	(0.25)	(0.47)	(0.52)	(0.53)	(0.53)	(0.53)
Net asset value, end of period	$11.28	$11.05	$11.96	$11.88	$11.08	$11.45

Total return[d]	4.38%	(3.65)%	5.15%	12.26%	1.38%	10.09%

Ratios to average net assets[e]
Expenses	0.64%	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income	4.36%	4.13%	3.95%	4.57%	4.62%	4.74%

Supplemental data
Net assets, end of period (000’s)	$725,647	$737,869	$1,023,241	$1,022,293	$1,015,181	$1,137,684
Portfolio turnover rate	— %	7.39%	24.13%	6.48%	11.13%	9.22%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 59

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Florida Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.25	$12.17	$12.08	$11.25	$11.63	$11.06
Income from investment operations[b]:
Net investment income[c]	0.22	0.41	0.41	0.47	0.47	0.48
Net realized and unrealized gains (losses)	0.23	(0.92)	0.14	0.83	(0.38)	0.56
Total from investment operations	0.45	(0.51)	0.55	1.30	0.09	1.04
Less distributions from:
Net investment income	(0.22)	(0.38)	(0.40)	(0.47)	(0.47)	(0.47)
Net realized gains	—	(0.03)	(0.06)	—	—	—
Total distributions	(0.22)	(0.41)	(0.46)	(0.47)	(0.47)	(0.47)
Net asset value, end of period	$11.48	$11.25	$12.17	$12.08	$11.25	$11.63

Total return[d]	4.02%	(4.19)%	4.56%	11.74%	0.70%	9.53%

Ratios to average net assets[e]
Expenses	1.19%	1.17%	1.17%	1.17%	1.17%	1.17%
Net investment income	3.81%	3.58%	3.40%	4.02%	4.07%	4.19%

Supplemental data
Net assets, end of period (000’s)	$87,618	$89,944	$132,581	$116,393	$112,199	$119,496
Portfolio turnover rate	— %	7.39%	24.13%	6.48%	11.13%	9.22%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

60 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Florida Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.2%
Florida 88.2%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project,
Refunding,
Series D-1, 6.50%, 12/01/19	$1,215,000	$1,398,805
Series D-1, 6.75%, 12/01/22	1,000,000	1,158,620
Series D-2, 6.75%, 12/01/30	5,000,000	5,626,650
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
7.00%, 4/01/39	2,000,000	2,297,140
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	2,200,000	2,462,856
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,699,200
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,909,400
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23	6,290,000	6,290,692
City of Winter Park Water and Sewer Revenue, Refunding and Improvement, 5.00%, 12/01/34	2,000,000	2,228,520
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,150,300
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%,
11/01/28	2,860,000	3,094,663
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%,
10/01/39	5,000,000	5,760,000
Crossing at Fleming Island CDD Special Assessment, Refunding, Series B, NATL Insured, 5.80%,
5/01/16	2,185,000	2,188,037
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%,
7/01/35	10,000,000	10,761,000
Escambia County Health Facilities Authority Health Facility Revenue, Baptist Hospital Inc. Project,
Refunding, Series A, 5.75%, 8/15/29	7,195,000	8,240,002
Series A, 6.00%, 8/15/36	11,000,000	12,636,470
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project,
Refunding, NATL Insured, 5.00%, 6/01/31	6,580,000	6,596,121
Florida HFAR, Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17	625,000	626,025
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune Cookman University, Refunding, 5.375%, 7/01/32	3,500,000	3,774,050
Nova Southeastern University, 6.375%, 4/01/31	2,750,000	3,314,575
Rollins College Project, 5.00%, 12/01/37	10,000,000	10,603,600
Florida State Board of Education Public Education GO, Capital Outlay,
Refunding, Series D, 6.00%, 6/01/23	15,000,000	19,663,200
Series A, 5.50%, 6/01/38	10,000,000	11,340,500
Series H, 5.00%, 6/01/40	7,295,000	8,206,364
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26	10,000,000	11,821,000
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%,
10/01/40	5,000,000	5,436,250
Florida State Higher Education Facilities Financial Authority Revenue, University of Tampa Project,
Refunding, Series A, 5.25%, 4/01/42	2,000,000	2,121,660
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,466,629
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	6,326,791
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,521,750
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,680,360
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	3,750,000	4,069,463
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,521,760
All-Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,363,700
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,201,250

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A,
5.00%, 7/01/35	$5,000,000	$5,509,550
Fort Lauderdale Water and Sewer Revenue,
5.00%, 9/01/35	24,090,000	26,517,790
NATL Insured, 5.00%, 9/01/31	6,315,000	6,727,812
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,711,740
Fort Pierce Utilities Authority Revenue,
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,015,750
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,660,305
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,138,234
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,437,330
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,298,152
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,831,782
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,529,735
Series A, 5.00%, 10/01/39	5,000,000	5,387,250
Halifax Hospital Medical Center Hospital Revenue,
Refunding and Improvement, Series A, 5.00%, 6/01/38	11,395,000	11,416,764
Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,530,000
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	10,135,000
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%,
12/20/18	630,000	630,435
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%,
3/01/20	1,000,000	1,003,130
Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
10/01/33	5,465,000	5,896,407
10/01/38	6,725,000	7,213,100
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,552,350
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,283,380
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	2,650,000	2,659,726
Lake County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,178,900
Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14	5,770,000	5,768,731
Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	4,150,000	4,153,113
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%,
11/15/42	2,100,000	2,267,916
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM,
zero cpn., 10/01/26	1,500,000	1,096,740
Melbourne Water and Sewer Revenue, Capital Appreciation, Refunding, Series B, NATL RE,
FGIC Insured, zero cpn.,
10/01/22	1,785,000	1,366,078
10/01/26	4,500,000	2,806,020
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,018,760
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,196,960
Miami Special Obligation Revenue,
Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,348,400
Street and Sidewalk Improvement Program, 5.625%, 1/01/39	15,000,000	16,106,250
Miami-Dade County Aviation Revenue, Miami International Airport,
Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,708,100
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37	8,000,000	8,290,400
Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,531,400

62 | Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	$18,770,000	$20,037,163
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,726,700
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children’s Hospital, Refunding,
Series A, 6.125%, 8/01/42	4,000,000	4,606,600
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,
5.25%, 10/01/19	310,000	310,192
5.40%, 10/01/33	1,485,000	1,485,223
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%,
6/01/35	10,000,000	10,159,900
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,428,650
Miami-Dade County School District GO, School Bonds, 5.00%, 3/15/43	2,465,000	2,718,427
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	11,784,300
Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A,
AMBAC Insured, 5.00%, 4/01/35	5,000,000	5,011,700
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	5,000,000	5,527,300
Miami-Dade County Water and Sewer System Revenue,
AGMC Insured, 5.00%, 10/01/39	10,000,000	10,894,200
Refunding, Series A, 5.00%, 10/01/42	10,000,000	10,973,200
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,414,350
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, 5.00%, 7/01/36	8,000,000	8,522,960
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	10,735,500
Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	5,469,900
Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	4,430,120
Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	5,280,000
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	10,000,000	11,447,000
Orlando Tourist Development Tax Revenue, 6th Central Contact Payments, senior bond, Series A,
Assured Guaranty, 5.25%, 11/01/38	16,740,000	17,424,833
Orlando-Orange County Expressway Authority Revenue,
Refunding, 5.00%, 7/01/35	8,330,000	9,358,672
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	215,000	253,666
Series A, 5.00%, 7/01/40	5,000,000	5,391,900
Series C, 5.00%, 7/01/35	4,000,000	4,375,240
Series C, 5.00%, 7/01/40	2,755,000	2,970,937
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,071,640
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/25	5,000,000	5,832,950
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,477,250
Panama City Beach Utility Revenue, Assured Guaranty, 5.00%, 6/01/39	3,000,000	3,188,130
Port St. Lucie Utility System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	2,194,400
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	2,091,750
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,183,040
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,586,900
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn.,
11/01/15	2,180,000	2,154,712
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
5.00%, 5/01/36	7,000,000	7,426,440
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	12,972,668
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	5,418,500
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,505,600

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Semiannual Report | 63

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	$1,050,000	$1,249,742
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,703,925
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,677,992
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%,
10/01/34	8,000,000	8,966,880
10/01/38	14,340,000	16,073,132
10/01/38	10,000,000	11,458,600
Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,
6.00%, 10/01/15	330,000	335,171
6.05%, 10/01/20	1,715,000	1,868,733
6.10%, 10/01/26	2,695,000	3,101,756
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	625,000	664,575
University of North Florida FICO Capital Improvement Revenue, Student Union Project, NATL RE,
FGIC Insured, 5.00%, 11/01/32	5,150,000	5,507,719
[a]Village Center CDD Recreational Revenue, Series A, NATL Insured, 5.20%, 11/01/25	5,000,000	5,023,150
Volusia County Tourist Development Tax Revenue, FSA Insured, Pre-Refunded, 5.00%, 12/01/34	7,000,000	7,081,970
West Lake CDD Special Assessment, NATL Insured, 5.75%, 5/01/17	270,000	270,200
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment Area, Series A,
5.00%, 3/01/35	1,000,000	1,010,870
		717,317,921
U.S. Territories 10.0%
Puerto Rico 8.8%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	15,000,000	11,585,550
[b]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	10,000,000	5,454,100
Series XX, 5.25%, 7/01/40	10,000,000	5,451,100
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,372,186
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%,
8/01/31	5,000,000	2,650,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	6,750,720
first subordinate, Series A-1, 5.25%, 8/01/43	22,225,000	17,092,581
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	11,819,550
Refunding, Senior Series C, 5.00%, 8/01/46	6,250,000	5,094,312
		71,270,099

64 | Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
U.S. Virgin Islands 1.2%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	$10,000,000	$10,005,800
Total U.S. Territories		81,275,899
Total Municipal Bonds (Cost $760,640,266) 98.2%		798,593,820
Other Assets, less Liabilities 1.8%		14,670,783
Net Assets 100.0%		$813,264,603

See Abbreviations on page 130.

aThe Internal Revenue Service is examining the bond and has proposed that the income generated by the bond is taxable. The issuer of the bond is seeking relief under
IRS procedures. Until the matter is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust’s management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.
bAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 65

FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Georgia Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.02	$12.80	$12.49	$11.47	$11.92	$11.24
Income from investment operations[b]:
Net investment income[c]	0.23	0.46	0.46	0.50	0.50	0.50
Net realized and unrealized gains (losses)	0.34	(0.78)	0.30	1.02	(0.45)	0.68
Total from investment operations	0.57	(0.32)	0.76	1.52	0.05	1.18
Less distributions from net investment
income	(0.23)	(0.46)	(0.45)	(0.50)	(0.50)	(0.50)
Net asset value, end of period	$12.36	$12.02	$12.80	$12.49	$11.47	$11.92

Total return[d]	4.81%	(2.47)%	6.13%	13.57%	0.33%	10.66%

Ratios to average net assets[e]
Expenses	0.68%	0.66%	0.66%	0.67%	0.67%	0.68%
Net investment income	3.81%	3.83%	3.59%	4.15%	4.18%	4.27%

Supplemental data
Net assets, end of period (000’s)	$397,935	$391,837	$498,086	$425,181	$361,875	$365,223
Portfolio turnover rate	3.61%	5.87%	5.47%	7.18%	9.09%	9.61%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

66 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Georgia Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.17	$12.96	$12.64	$11.60	$12.05	$11.35
Income from investment operations[b]:
Net investment income[c]	0.20	0.40	0.39	0.44	0.44	0.44
Net realized and unrealized gains (losses)	0.35	(0.80)	0.30	1.04	(0.46)	0.69
Total from investment operations	0.55	(0.40)	0.69	1.48	(0.02)	1.13
Less distributions from net investment
income	(0.20)	(0.39)	(0.37)	(0.44)	(0.43)	(0.43)
Net asset value, end of period	$12.52	$12.17	$12.96	$12.64	$11.60	$12.05

Total return[d]	4.56%	(3.06)%	5.55%	12.99%	(0.24)%	10.14%

Ratios to average net assets[e]
Expenses	1.23%	1.21%	1.21%	1.22%	1.22%	1.23%
Net investment income	3.26%	3.28%	3.04%	3.60%	3.63%	3.72%

Supplemental data
Net assets, end of period (000’s)	$117,219	$112,533	$160,443	$129,426	$106,356	$101,641
Portfolio turnover rate	3.61%	5.87%	5.47%	7.18%	9.09%	9.61%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 67

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Georgia Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 95.3%
Georgia 91.5%
Athens-Clarke County Unified Government Water and Sewerage Revenue,
5.625%, 1/01/33	$10,000,000	$11,661,600
5.50%, 1/01/38	5,000,000	5,712,550
Atlanta Airport General Revenue,
Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,207,220
Refunding, Series C, 6.00%, 1/01/30	6,000,000	7,451,280
Series A, 5.00%, 1/01/40	9,000,000	9,709,200
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Series J, AGMC Insured, Pre-Refunded, 5.00%, 1/01/34	5,000,000	5,078,600
sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,571,668
sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,695,835
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.00%,
7/01/32	3,000,000	3,264,930
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A,
AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,859,888
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University
Commons Project, Refunding, 5.00%, 9/01/32	5,000,000	5,566,150
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23	2,000,000	2,371,120
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project,
AGMC Insured, 5.00%, 12/01/26	1,140,000	1,235,247
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23	1,000,000	1,091,050
Atlanta Water and Wastewater Revenue,
Refunding, Series A, 6.00%, 11/01/28	5,055,000	6,096,229
Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	6,240,050
Series A, NATL Insured, 5.00%, 11/01/33	2,245,000	2,250,500
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
5.25%, 12/01/22	2,500,000	2,018,150
5.375%, 12/01/28	2,000,000	1,617,060
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project,
AGMC Insured, 5.00%, 6/15/36	4,155,000	4,599,419
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC
Project, AGMC Insured, 5.00%, 7/01/40	5,000,000	5,484,150
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real
Estate Foundation II LLC Project, 5.00%, 7/01/33	3,500,000	3,708,145
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C,
AGMC Insured, 5.00%, 6/01/33	2,045,000	2,246,698
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University
Housing Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,248,437
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	5,000,000	5,315,900
Series E, 7.00%, 1/01/23	5,000,000	5,737,500
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc.
Project,
5.00%, 7/01/40	5,000,000	5,307,950
Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,244,150
Cherokee County Water and Sewerage Authority Revenue,
AGMC Insured, 5.00%, 8/01/35	3,000,000	3,281,040
NATL Insured, 6.90%, 8/01/18	10,000	10,044
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%,
1/01/32	2,000,000	2,262,620

68 | Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Clayton County Development Authority Revenue,
Refunding, Series A, NATL Insured, 5.00%, 8/01/23	$2,310,000	$2,398,265
Tuff Archives LLC-Secretary of State of Georgia Project, Refunding, 5.00%, 7/01/33	5,000,000	5,640,550
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC
Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,270,960
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical
Center Project, Refunding, Series A,
5.00%, 8/01/30	2,000,000	2,204,800
5.25%, 8/01/35	1,000,000	1,109,530
Clayton County Urban Redevelopment Agency Revenue, Clayton County Project, Refunding, 5.00%,
2/01/28	1,285,000	1,479,421
Cobb County Development Authority Student Recreation and Activities Center Revenue, KSU SRAC
Real Estate Foundation LLC Project, 5.00%,
7/15/35	2,500,000	2,772,075
7/15/38	2,500,000	2,739,550
Columbus Water and Sewerage Revenue,
5.00%, 5/01/33	1,030,000	1,199,703
AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	2,500,000	2,696,825
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,332,550
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,
5.25%, 9/01/30	1,750,000	1,960,718
5.50%, 9/01/37	5,000,000	5,629,250
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, 5.00%,
10/01/32	1,500,000	1,596,090
Decatur Urban Redevelopment Agency Revenue, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,970,304
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and Judicial
Facility Project, 5.00%, 12/01/29	2,000,000	2,018,440
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	4,000,000	4,690,040
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,951,266
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,
GGC Student Center LLC Project, 5.50%, 7/01/34	3,000,000	3,204,990
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,491,300
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children’s Healthcare of Atlanta
Inc. Project, Refunding, 5.25%, 11/15/39	5,000,000	5,560,350
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured,
5.00%, 6/01/32	2,225,000	2,444,074
Pre-Refunded, 5.00%, 6/01/29	3,410,000	3,611,974
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,366,940
Fayette County School District GO, AGMC Insured, Pre-Refunded,
4.75%, 3/01/21	1,355,000	1,445,934
4.95%, 3/01/25	1,000,000	1,070,090
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,456,300
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,441,663
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,339,920
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,772,650
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	5,000,000	5,801,900
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,311,760
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,372,150
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,409,300

franklintempleton.com	Semiannual Report | 69

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia
Healthcare Project, Series A, 5.375%, 2/15/40	$5,000,000	$5,437,900
Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%, 12/01/26	2,000,000	2,002,120
Georgia School Boards Assn. Inc. COP, DeKalb County Public Schools Project,
AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,605,432
NATL Insured, 5.00%, 12/01/25	2,600,000	2,729,298
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,698,720
Georgia State HFAR, SFM,
Series A, 3.80%, 12/01/37	5,000,000	5,017,350
Series C, 5.00%, 12/01/27	1,000,000	1,024,850
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC
Project,
6.00%, 6/15/34	5,000,000	5,736,350
Assured Guaranty, 5.625%, 6/15/38	3,000,000	3,377,640
Georgia State Municipal Electric Authority Power Revenue,
Series GG, 5.00%, 1/01/39	7,000,000	7,800,450
Series W, 6.60%, 1/01/18	530,000	586,387
Georgia State Municipal Electric Authority Revenue,
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,748,700
Project One, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,433,088
Georgia State Municipal Gas Authority Revenue, Gas Portfolio III, Refunding, Series S, 5.00%,
10/01/25	2,500,000	2,887,175
10/01/26	2,500,000	2,865,800
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia
Health System Project, Series A, 5.625%, 8/01/34	5,000,000	5,432,400
Griffin Combined Public Utility Revenue, Refunding, AGMC Insured, 5.00%,
1/01/24	2,525,000	2,977,985
1/01/25	3,180,000	3,724,511
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project, Refunding,
NATL Insured, 5.25%,
1/01/22	3,000,000	3,629,340
1/01/24	2,000,000	2,458,620
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc.
Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,378,160
Gwinnett County School District GO,
5.00%, 2/01/32	4,125,000	4,563,735
5.00%, 2/01/36	5,815,000	6,362,773
Pre-Refunded, 5.00%, 2/01/32	875,000	1,003,091
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, Pre-Refunded,
5.00%, 12/01/27	2,015,000	2,300,485
Habersham County School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/28	2,750,000	2,955,645
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	4,057,284
LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38	4,000,000	4,385,960
Lincoln County School District GO, 5.50%, 4/01/37	2,200,000	2,574,902
Macon-Bibb County Hospital Authority Revenue, The Medical Center of Central Georgia Inc. Project,
RAN, 5.00%, 8/01/35	5,000,000	5,415,100
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	6,010,050
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare
System Inc. Project,
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,604,200
Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	5,320,150

70 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series, Refunding,
Series B, AGMC Insured, 5.00%, 7/01/37	$10,000,000	$10,822,600
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic
Building Newton Campus Project, Assured Guaranty, 5.00%, 6/01/24	3,150,000	3,289,860
Paulding County GO, Courthouse Government Complex Project, NATL RE, FGIC Insured, 5.00%,
2/01/32	4,000,000	4,316,040
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,795,680
Paulding County School District GO, 5.00%, 2/01/33	4,000,000	4,316,040
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University
Foundation Property LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,059,940
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	8,695,000	9,784,484
Series A, 5.00%, 10/01/43	5,000,000	5,691,200
Series B, 5.00%, 9/01/35	10,000,000	11,296,600
Richmond County Development Authority Educational Facilities Revenue, Augusta State University
Jaguar Student Center LLC Project, Series A, XLCA Insured, 5.00%, 7/01/29	1,000,000	1,026,400
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co.
Project, 5.80%, 12/01/20	1,500,000	1,502,220
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,541,595
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D. Archbold Memorial Hospital
Inc. Project,
5.25%, 11/01/35	1,000,000	1,099,630
5.375%, 11/01/40	5,000,000	5,477,350
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,225,180
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,033,530
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center
Project,
5.00%, 10/01/33	2,000,000	2,054,940
Series B, 5.00%, 10/01/41	3,000,000	3,293,580
Walton County Water and Sewer Authority Revenue,
Hard Labor Creek Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,338,300
Oconee, Hard Creek Resources Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	4,114,188
		471,091,020
U.S. Territories 3.8%
Puerto Rico 3.8%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,861,850
[a]Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	2,725,550
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	7,977,500
first subordinate, Series C, 5.50%, 8/01/40	5,000,000	3,939,850
Senior Series C, 5.25%, 8/01/40	1,430,000	1,222,035
		19,726,785
Total Municipal Bonds (Cost $460,572,655) 95.3%		490,817,805
Other Assets, less Liabilities 4.7%		24,336,359
Net Assets 100.0%		$515,154,164

See Abbreviations on page 130.

aAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 71

FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Kentucky Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.12	$11.86	$11.62	$10.78	$11.15	$10.50
Income from investment operations[b]:
Net investment income[c]	0.22	0.43	0.43	0.47	0.45	0.46
Net realized and unrealized gains (losses)	0.38	(0.75)	0.24	0.83	(0.37)	0.66
Total from investment operations	0.60	(0.32)	0.67	1.30	0.08	1.12
Less distributions from net investment
income	(0.22)	(0.42)	(0.43)	(0.46)	(0.45)	(0.47)
Net asset value, end of period	$11.50	$11.12	$11.86	$11.62	$10.78	$11.15

Total return[d]	5.43%	(2.70)%	5.84%	12.32%	0.72%	10.85%

Ratios to average net assets[e]
Expenses	0.77%	0.76%	0.74%	0.75%	0.74%	0.76%
Net investment income	3.87%	3.82%	3.63%	4.19%	4.06%	4.25%

Supplemental data
Net assets, end of period (000’s)	$166,298	$165,889	$218,769	$190,231	$182,525	$187,618
Portfolio turnover rate	3.77%	10.56%	6.76%	17.21%	13.17%	8.41%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

72 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Kentucky Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 97.4%
Kentucky 91.5%
Boone County PCR, Collateralized, Dayton Power and Light Co. Project, Refunding, Series A,
FGIC Insured, 4.70%, 1/01/28	$3,000,000	$3,044,340
Bowling Green GO, Project, Series A, 5.00%, 6/01/38	5,000,000	5,553,549
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,571,070
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured,
5.00%, 8/01/37	2,500,000	2,701,250
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, 5.00%,
8/01/26	2,845,000	2,965,315
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Refunding, Assured Guaranty,
5.50%, 2/01/36	3,000,000	3,153,660
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,246,940
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding,
Series A, NATL Insured, 6.10%, 1/01/24	255,000	255,385
Jefferson County School District Finance Corp. School Building Revenue, Series A, NATL Insured, 4.75%,
6/01/27	2,440,000	2,658,356
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L,
XLCA Insured, 5.00%, 11/01/29	1,000,000	1,036,030
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System
Obligated Group, 5.25%, 8/15/46	5,000,000	5,464,450
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33	2,000,000	2,127,580
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A,
5.00%, 5/01/29	5,670,000	6,182,568
Kentucky Rural Water Finance Corp. Public Project Revenue, Multimodal, Flexible Term Program,
Series A, 5.00%, 2/01/26	485,000	485,975
Series I, 5.00%, 2/01/34	1,010,000	1,016,181
Kentucky State Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments
Project, GNMA Secured,
5.00%, 4/20/40	2,280,000	2,368,145
5.25%, 4/20/45	1,850,000	1,939,762
Kentucky State Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	2,021,860
Kentucky State Infrastructure Authority Revenue, Wastewater and Drinking Water Revolving Fund,
Series A, 5.00%,
2/01/28	2,000,000	2,361,380
2/01/31	4,190,000	4,894,297
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A,
NATL Insured, 5.00%,
9/01/32	5,000,000	5,460,900
9/01/37	3,250,000	3,516,988
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%,
11/01/28	5,000,000	5,796,650
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,
Refunding, Series A, 5.00%, 7/01/28	1,000,000	1,127,230
Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,150,720
Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,884,750
Series A, 5.00%, 7/01/32	2,000,000	2,318,120
Lexington-Fayette Urban County Airport Board Revenue, General Airport, Refunding,
Series A, 5.00%, 7/01/27	2,000,000	2,299,440
Series B, 5.00%, 7/01/29	1,185,000	1,343,849
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State
Hospital Project, Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,303,240

franklintempleton.com	Semiannual Report | 73

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue,
Series A, AMBAC Insured, 5.00%, 5/15/36	$1,000,000	$1,047,050
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, Pre-Refunded, 5.50%,
7/01/38	3,000,000	3,509,040
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project,
Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,632,775
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary’s
HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	2,000,000	2,368,500
Louisville/Jefferson County Metro Government Industrial Building Revenue, Sisters of Mercy of the
Americas, Regional Community of Cincinnati Obligated Group, 5.00%, 10/01/35	1,500,000	1,525,650
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A,
5.375%, 12/01/39	1,995,000	2,257,243
Louisville/Jefferson County Metro Government Student Housing Industrial Building Revenue, University
of Louisville, Phase III Project, Series A, AMBAC Insured, 5.00%, 6/01/34	3,755,000	3,813,127
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28	1,910,000	2,236,247
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital Corp. Project, 6.375%,
8/01/40	2,500,000	2,684,400
Owen County Waterworks System Revenue, American Water Co. Project,
Series A, 6.25%, 6/01/39	2,000,000	2,291,860
Series A, 5.375%, 6/01/40	2,000,000	2,181,460
Series B, 5.625%, 9/01/39	2,000,000	2,196,940
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	5,955,549
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	6,500,000	7,313,020
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,300,040
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,621,455
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Refunding, 6.00%,
12/01/28	1,000,000	1,143,880
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	4,000,000	4,578,080
Trimble County Environmental Facilities Revenue,
Kentucky Utilities Co. Project, Series A, AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,659,400
Louisville Gas and Electric Co. Project, Refunding, Series A, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,994,275
University of Louisville Revenue, General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,578,619
Warren County Hospital Facility Revenue,
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,109,890
Community Hospital Corp. Project, Refunding, Series A, 5.00%, 8/01/29	1,000,000	1,038,240
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,841,076
		152,127,796
U.S. Territories 5.9%
Puerto Rico 5.9%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.375%, 5/15/33	1,350,000	1,354,523
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.125%, 7/01/31	3,125,000	2,354,312
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series N, 5.00%, 7/01/32	3,000,000	2,214,300
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series C, 5.50%, 8/01/40	5,000,000	3,939,850
		9,862,985
Total Municipal Bonds (Cost $152,026,317) 97.4%		161,990,781
Other Assets, less Liabilities 2.6%		4,307,560
Net Assets 100.0%		$166,298,341

See Abbreviations on page 130.

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				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Louisiana Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.26	$12.04	$11.88	$10.91	$11.28	$10.43
Income from investment operations[b]:
Net investment income[c]	0.23	0.45	0.44	0.48	0.48	0.48
Net realized and unrealized gains (losses)	0.24	(0.80)	0.15	0.98	(0.37)	0.85
Total from investment operations	0.47	(0.35)	0.59	1.46	0.11	1.33
Less distributions from net investment
income	(0.23)	(0.43)	(0.43)	(0.49)	(0.48)	(0.48)
Net asset value, end of period	$11.50	$11.26	$12.04	$11.88	$10.91	$11.28

Total return[d]	4.25%	(2.90)%	5.06%	13.67%	0.92%	12.99%

Ratios to average net assets[e]
Expenses	0.69%	0.67%	0.67%	0.68%	0.68%	0.69%
Net investment income	4.07%	3.91%	3.63%	4.22%	4.26%	4.40%

Supplemental data
Net assets, end of period (000’s)	$319,853	$321,748	$432,579	$383,414	$323,109	$327,368
Portfolio turnover rate	2.33%	16.98%	10.08%	7.06%	12.90%	4.45%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Louisiana Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.41	$12.21	$12.03	$11.04	$11.41	$10.54
Income from investment operations[b]:
Net investment income[c]	0.20	0.39	0.37	0.42	0.42	0.43
Net realized and unrealized gains (losses)	0.25	(0.83)	0.17	1.00	(0.38)	0.86
Total from investment operations	0.45	(0.44)	0.54	1.42	0.04	1.29
Less distributions from net investment
income	(0.20)	(0.36)	(0.36)	(0.43)	(0.41)	(0.42)
Net asset value, end of period	$11.66	$11.41	$12.21	$12.03	$11.04	$11.41

Total return[d]	4.00%	(3.55)%	4.58%	13.09%	0.34%	12.44%

Ratios to average net assets[e]
Expenses	1.24%	1.22%	1.22%	1.23%	1.23%	1.24%
Net investment income	3.52%	3.36%	3.08%	3.67%	3.71%	3.85%

Supplemental data
Net assets, end of period (000’s)	$66,277	$66,262	$100,380	$78,121	$64,511	$64,018
Portfolio turnover rate	2.33%	16.98%	10.08%	7.06%	12.90%	4.45%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

76 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Louisiana Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 94.1%
Louisiana 89.6%
Alexandria Sales and Use Tax Revenue, 5.00%,
8/01/26	$1,710,000	$1,972,861
8/01/27	1,790,000	2,059,950
8/01/28	1,875,000	2,151,581
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	10,000,000	10,986,200
Bossier City Utilities Revenue,
BHAC Insured, 5.50%, 10/01/33	5,000,000	5,678,950
[a]Refunding, 5.00%, 10/01/37	5,280,000	5,955,523
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student
Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,189,544
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,542,454
East Baton Rouge Mortgage Finance Authority SFMR, MBS Program,
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	480,000	482,506
Series A-2, GNMA Secured, 5.10%, 10/01/40	340,000	344,073
East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, Pre-Refunded, 5.00%,
5/01/25	3,325,000	3,430,835
East Baton Rouge Parish Sales Tax Revenue,
Public Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/24	2,000,000	2,039,500
Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28	1,000,000	1,132,190
Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30	1,700,000	1,935,008
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%,
2/01/34	2,500,000	2,796,300
2/01/39	6,500,000	7,241,585
England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
8/15/19	5,000,000	5,228,450
Jefferson Parish Hospital Service District No.1 Hospital Revenue, West Jefferson Medical Center,
Refunding, Series A, 6.00%, 1/01/39	3,105,000	3,452,481
Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%,
10/01/29	2,925,000	2,935,618
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,311,160
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,583,130
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	5,000,000	5,536,950
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36	1,865,000	2,010,470
Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32	5,000,000	5,319,200
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, Assured Guaranty, 5.25%, 10/01/30	4,000,000	4,451,680
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29	750,000	821,610
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34	1,750,000	1,919,365
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,457,767
Lafayette Utilities Revenue,
5.00%, 11/01/33	5,000,000	5,648,250
NATL Insured, Pre-Refunded, 5.00%, 11/01/28	5,000,000	5,038,350
Louisiana HFA, SFMR, Home Ownership Program,
Series A, GNMA Secured, 5.50%, 6/01/40	2,800,000	2,810,528
Series B, GNMA Secured, 6.125%, 12/01/33	515,000	547,857
Louisiana Local Government Environmental Facilities and CDA Revenue,
Ascension Parish Library Projects, AMBAC Insured, Pre-Refunded, 5.25%, 4/01/29	1,000,000	1,029,240
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,796,250
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured,
5.00%, 12/01/37	5,370,000	5,640,272

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Semiannual Report | 77

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue, (continued)
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured,
5.00%, 12/01/44	$8,870,000	$9,287,866
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,570,290
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27	1,000,000	1,087,580
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,172,880
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	2,900,078
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,747,075
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/34	2,550,000	2,909,167
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, 6.75%, 7/01/39	3,500,000	4,017,510
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,282,800
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,435,000	3,436,580
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,181,080
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	4,824,700
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,774,850
Entergy Louisiana LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,131,850
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,395,150
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,372,250
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	5,000,000	5,880,750
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	5,246,900
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	4,261,400
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,247,225
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	6,116,326
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	5,331,800
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,873,650
Louisiana State Gasoline and Fuels Tax Revenue,
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,579,550
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/31	13,000,000	14,023,490
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/35	2,300,000	2,373,209
Louisiana State GO, Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/15/24	3,475,000	3,776,282
7/15/25	1,765,000	1,918,026
Louisiana State Highway Improvement Revenue, Series A, 5.00%, 6/15/30	2,860,000	3,286,626
Louisiana State Local Government Environmental Facilities and CDA Revenue,
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39	3,750,000	4,045,012
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,190,840
Livingston Parish Road Project, AMBAC Insured, Pre-Refunded, 5.00%, 3/01/21	3,540,000	3,790,738
McNeese State University Student Parking, Cowboys Facilities Inc. Project, AGMC Insured, 5.00%,
3/01/36	1,800,000	1,921,536
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,103,315
Louisiana State Unclaimed Property Special Revenue, Series I-49 Project, 5.00%, 9/01/33	5,860,000	6,576,326
Louisiana State University and Agricultural and Mechanical College Revenue, Board of Supervisors,
Auxiliary,
5.00%, 7/01/37	4,000,000	4,461,600
NATL RE, FGIC Insured, 5.00%, 7/01/31	3,000,000	3,190,500
Refunding, Series A, 5.00%, 7/01/40	5,000,000	5,364,650
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty,
6.00%, 1/01/23	2,000,000	2,289,600

78 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
New Orleans GO,
Drainage System, AMBAC Insured, 5.00%, 12/01/18	$1,000,000	$1,001,600
Public Improvement, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/29	1,485,000	1,503,295
Radian Insured, 5.125%, 12/01/30	10,055,000	10,761,263
New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	620,470
Port of New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty,
5.125%, 4/01/38	5,000,000	5,133,500
Shreveport GO, 5.00%, 8/01/29	4,790,000	5,307,943
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,253,150
St. Tammany Parish Utilities Revenue, Series B,
5.50%, 8/01/35	2,650,000	3,101,533
5.00%, 8/01/44	3,290,000	3,527,637
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST,
AGMC Insured, 5.00%, 4/01/32	2,265,000	2,471,274
		346,100,410
U.S. Territories 4.5%
Puerto Rico 4.5%
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%, 7/01/33	615,000	447,892
[b]Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	6,450,000	3,529,763
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
6.375%, 8/01/39	10,000,000	8,482,200
5.50%, 8/01/42	6,000,000	4,797,720
		17,257,575
Total Municipal Bonds (Cost $342,948,647) 94.1%		363,357,985
Other Assets, less Liabilities 5.9%		22,772,133
Net Assets 100.0%		$386,130,118

See Abbreviations on page 130.

aSecurity purchased on a when-issued basis. See Note 1(b).
bAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Maryland Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.20	$11.98	$11.90	$10.91	$11.30	$10.35
Income from investment operations[b]:
Net investment income[c]	0.21	0.41	0.42	0.48	0.46	0.49
Net realized and unrealized gains (losses)	0.29	(0.79)	0.09	0.98	(0.38)	0.95
Total from investment operations	0.50	(0.38)	0.51	1.46	0.08	1.44
Less distributions from net investment
income	(0.21)	(0.40)	(0.43)	(0.47)	(0.47)	(0.49)
Net asset value, end of period	$11.49	$11.20	$11.98	$11.90	$10.91	$11.30

Total return[d]	4.54%	(3.17)%	4.34%	13.65%	0.61%	14.17%

Ratios to average net assets[e]
Expenses	0.67%	0.65%	0.65%	0.65%	0.65%	0.66%
Net investment income	3.70%	3.62%	3.52%	4.22%	4.06%	4.44%

Supplemental data
Net assets, end of period (000’s)	$402,558	$407,061	$538,409	$508,123	$471,729	$511,636
Portfolio turnover rate	9.60%	12.30%	19.56%	11.62%	11.99%	7.33%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

80 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Maryland Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.39	$12.18	$12.09	$11.08	$11.46	$10.50
Income from investment operations[b]:
Net investment income[c]	0.18	0.35	0.36	0.42	0.40	0.43
Net realized and unrealized gains (losses)	0.30	(0.81)	0.09	1.00	(0.38)	0.96
Total from investment operations	0.48	(0.46)	0.45	1.42	0.02	1.39
Less distributions from net investment
income	(0.18)	(0.33)	(0.36)	(0.41)	(0.40)	(0.43)
Net asset value, end of period	$11.69	$11.39	$12.18	$12.09	$11.08	$11.46

Total return[d]	4.26%	(3.73)%	3.78%	13.02%	0.12%	13.45%

Ratios to average net assets[e]
Expenses	1.22%	1.20%	1.20%	1.20%	1.20%	1.21%
Net investment income	3.15%	3.07%	2.97%	3.67%	3.51%	3.89%

Supplemental data
Net assets, end of period (000’s)	$128,987	$130,550	$177,499	$155,763	$143,708	$142,575
Portfolio turnover rate	9.60%	12.30%	19.56%	11.62%	11.99%	7.33%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Maryland Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.20	$11.99	$11.90	$10.91	$11.30	$10.69
Income from investment operations[c]:
Net investment income[d]	0.22	0.42	0.43	0.49	0.47	0.33
Net realized and unrealized gains (losses)	0.29	(0.80)	0.10	0.98	(0.38)	0.61
Total from investment operations	0.51	(0.38)	0.53	1.47	0.09	0.94
Less distributions from net investment
income	(0.22)	(0.41)	(0.44)	(0.48)	(0.48)	(0.33)
Net asset value, end of period	$11.49	$11.20	$11.99	$11.90	$10.91	$11.30

Total return[e]	4.58%	(3.16)%	4.53%	13.76%	0.71%	8.83%

Ratios to average net assets[f]
Expenses	0.57%	0.55%	0.55%	0.55%	0.55%	0.56%
Net investment income	3.80%	3.72%	3.62%	4.32%	4.16%	4.54%

Supplemental data
Net assets, end of period (000’s)	$24,581	$19,985	$30,380	$18,711	$6,245	$3,504
Portfolio turnover rate	9.60%	12.30%	19.56%	11.62%	11.99%	7.33%

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Maryland Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.0%
Maryland 89.9%
Annapolis GO, Refunding, 5.00%, 8/01/31	$1,250,000	$1,469,650
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,673,737
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	14,308,935
Refunding, 4.625%, 3/01/32	2,000,000	2,004,900
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%,
1/01/28	1,985,000	2,145,269
Baltimore City GO, Consolidated Public Improvement, Refunding, Series B, 5.00%, 10/15/28	500,000	586,060
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	10,095,000	10,212,708
Baltimore County GO, Metropolitan District 74th Issue, Refunding, 5.00%, 2/01/32	1,250,000	1,467,500
Baltimore Project Revenue,
sub. bond, Water Projects, Series A, 5.375%, 7/01/34	750,000	837,285
sub. bond, Water Projects, Series A, 5.75%, 7/01/39	1,250,000	1,437,213
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,405,550
Wastewater Projects, Series A, 5.00%, 7/01/38	8,930,000	10,208,955
Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	16,128,659
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,439,750
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	2,027,969
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,392,286
Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31	2,855,000	3,053,451
Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32	2,120,000	2,322,587
Water Projects, Series A, 5.00%, 7/01/41	7,845,000	8,765,454
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,448,750
Baltimore Revenue, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,716,100
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%,
9/01/38	5,000,000	5,010,700
Frederick County GO, Public Improvements, Series A, 5.00%, 3/01/34	8,580,000	9,676,524
Howard County Housing Commission Revenue, Verona Oakland Mills Project, 5.00%, 10/01/28	10,000,000	10,929,600
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%,
11/01/30	3,935,000	4,457,135
Maryland State Community Development Administration Department of Housing and CDR, Residential,
Series B, 4.75%, 9/01/39	5,335,000	5,480,272
Maryland State Community Development Administration Local Government Infrastructure Revenue,
Subordinate Obligations,
Series A-2, 5.00%, 6/01/34	3,500,000	3,974,075
Refunding, Series B-1, 3.125%, 6/01/32	3,415,000	3,427,738
Maryland State Department of Transportation Consolidated Transportation Revenue, 5.00%,
6/01/23	7,475,000	9,129,666
6/01/24	6,215,000	7,545,880
Maryland State EDC Student Housing Revenue,
Morgan University Project, Refunding, 5.00%, 7/01/27	4,750,000	4,952,635
Salisbury University Project, Refunding, 5.00%, 6/01/34	1,050,000	1,117,190
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,150,600
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,207,254
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,228,379
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30	3,245,000	3,256,552
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35	3,675,000	3,683,636
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/25	2,500,000	2,663,200
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/28	2,000,000	2,125,200
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33	9,370,000	9,818,823
University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,611,315
University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,591,382

franklintempleton.com	Semiannual Report | 83

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	$10,000,000	$11,942,900
Maryland State GO, Refunding, Second Series C, 5.00%, 8/01/24	19,000,000	23,963,560
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/29	2,000,000	2,466,960
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	2,000,000	2,420,460
Carroll Hospital Center, 5.00%, 7/01/40	6,790,000	7,008,366
Edenwald Issue, Series A, 5.40%, 1/01/31	1,000,000	1,031,640
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,660,350
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	13,358,950
Johns Hopkins Medical Institutions Utilities Program Issue, Series A, 5.00%, 5/15/37	9,395,000	9,477,770
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31	7,060,000	8,209,015
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,711,350
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	17,044,200
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,703,500
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	10,945,000	11,346,572
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	10,235,500
Loyola College, Series A, 5.00%, 10/01/40	10,050,000	10,356,927
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,807,775
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	2,056,980
Maryland Institute College of Art, 5.00%, 6/01/36	6,900,000	7,113,279
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	10,144,100
Maryland Institute College of Art, Refunding, 5.00%, 6/01/29	1,000,000	1,102,330
Medstar Health, Series A, 5.00%, 8/15/38	5,000,000	5,408,050
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	10,386,000
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/27	655,000	655,550
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/34	5,000,000	5,002,150
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B,
AMBAC Insured, 5.00%, 7/01/38	6,200,000	6,211,780
Peninsula Regional Medical Center Issue, 5.00%, 7/01/36	6,625,000	6,860,717
Union Hospital Cecil County Issue, 5.00%, 7/01/35	3,015,000	3,063,150
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	16,323,600
University of Maryland Medical System, Series A, 5.00%, 7/01/41	2,500,000	2,579,950
Washington County Hospital Issue, 5.75%, 1/01/38	2,500,000	2,568,900
Western Maryland Health, Refunding, Series A, NATL Insured, 4.75%, 7/01/36	17,120,000	17,309,861
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC Insured,
5.00%, 7/01/28	3,975,000	3,986,011
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	9,040,000
Montgomery County Revenue, Department of Liquor Control,
Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,869,871
Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,542,824
Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,775,267
Series A, 5.00%, 4/01/30	1,935,000	2,180,319
Montgomery County Water Quality Protection Charge Revenue, Series A, 5.00%,
4/01/30	1,855,000	2,110,415
4/01/31	1,240,000	1,404,511

84 | Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Morgan State University Academic and Auxiliary Facilities Fees Revenue, Refunding, 5.00%,
7/01/25	$1,190,000	$1,392,836
7/01/26	355,000	412,776
7/01/27	750,000	866,340
7/01/29	630,000	721,054
7/01/31	455,000	517,007
Prince George’s County COP, Public Safety Communications, 5.00%, 10/01/30	3,160,000	3,572,190
Prince George’s County GO, Consolidated Public Improvement, Series A, 5.00%, 9/15/28	3,725,000	4,403,583
Prince George’s County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%,
6/30/30	4,000,000	4,009,120
Washington State Suburban Sanitary District GO, Consolidated Public Improvement,
5.00%, 6/01/23	5,000,000	6,224,600
Refunding, 5.00%, 6/01/22	1,000,000	1,229,440
		499,880,880
District of Columbia 0.5%
Washington State Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%,
7/01/32	2,500,000	2,852,625
U.S. Territories 7.6%
Puerto Rico 7.6%
[a]Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,000,000	2,727,450
Series XX, 5.25%, 7/01/40	5,000,000	2,725,550
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series K, AGMC Insured, 5.25%, 7/01/27	5,300,000	5,345,739
Series Q, 5.625%, 7/01/39	5,000,000	3,748,200
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.75%, 8/01/37	11,425,000	9,445,733
Series A, 6.00%, 8/01/42	18,160,000	15,324,134
Series C, 5.25%, 8/01/41	1,300,000	1,018,238
University of Puerto Rico Revenue, University System, Refunding, Series P, 5.00%, 6/01/30	3,750,000	2,137,613
		42,472,657
Total Municipal Bonds (Cost $530,754,844) 98.0%		545,206,162
Other Assets, less Liabilities 2.0%		10,919,915
Net Assets 100.0%		$556,126,077

See Abbreviations on page 130.

aAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Missouri Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.88	$12.77	$12.61	$11.55	$11.98	$11.28
Income from investment operations[b]:
Net investment income[c]	0.24	0.46	0.46	0.50	0.50	0.51
Net realized and unrealized gains (losses)	0.21	(0.90)	0.16	1.07	(0.42)	0.70
Total from investment operations	0.45	(0.44)	0.62	1.57	0.08	1.21
Less distributions from net investment
income	(0.23)	(0.45)	(0.46)	(0.51)	(0.51)	(0.51)
Net asset value, end of period	$12.10	$11.88	$12.77	$12.61	$11.55	$11.98

Total return[d]	3.86%	(3.44)%	4.96%	13.87%	0.58%	10.93%

Ratios to average net assets[e]
Expenses	0.64%	0.62%	0.63%	0.64%	0.64%	0.65%
Net investment income	3.90%	3.80%	3.61%	4.15%	4.18%	4.37%

Supplemental data
Net assets, end of period (000’s)	$888,278	$889,702	$1,163,080	$1,027,452	$884,732	$863,925
Portfolio turnover rate	1.02%	10.57%	8.63%	13.08%	9.18%	5.87%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

86 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Missouri Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.98	$12.88	$12.71	$11.64	$12.07	$11.35
Income from investment operations[b]:
Net investment income[c]	0.20	0.39	0.39	0.44	0.44	0.45
Net realized and unrealized gains (losses)	0.23	(0.91)	0.16	1.07	(0.43)	0.72
Total from investment operations	0.43	(0.52)	0.55	1.51	0.01	1.17
Less distributions from net investment
income	(0.20)	(0.38)	(0.38)	(0.44)	(0.44)	(0.45)
Net asset value, end of period	$12.21	$11.98	$12.88	$12.71	$11.64	$12.07

Total return[d]	3.63%	(4.02)%	4.42%	13.24%	0.01%	10.44%

Ratios to average net assets[e]
Expenses	1.19%	1.17%	1.18%	1.19%	1.19%	1.20%
Net investment income	3.35%	3.25%	3.06%	3.60%	3.63%	3.82%

Supplemental data
Net assets, end of period (000’s)	$164,771	$166,226	$220,405	$174,437	$134,026	$120,256
Portfolio turnover rate	1.02%	10.57%	8.63%	13.08%	9.18%	5.87%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Missouri Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.88	$12.78	$12.62	$11.55	$11.98	$11.48
Income from investment operations[c]:
Net investment income[d]	0.24	0.47	0.47	0.51	0.51	0.35
Net realized and unrealized gains (losses)	0.23	(0.91)	0.16	1.08	(0.42)	0.49
Total from investment operations	0.47	(0.44)	0.63	1.59	0.09	0.84
Less distributions from net investment
income	(0.24)	(0.46)	(0.47)	(0.52)	(0.52)	(0.34)
Net asset value, end of period	$12.11	$11.88	$12.78	$12.62	$11.55	$11.98

Total return[e]	4.00%	(3.43)%	5.06%	14.07%	0.68%	7.37%

Ratios to average net assets[f]
Expenses	0.54%	0.52%	0.53%	0.54%	0.54%	0.55%
Net investment income	4.00%	3.90%	3.71%	4.25%	4.28%	4.47%

Supplemental data
Net assets, end of period (000’s)	$42,455	$42,840	$89,360	$67,401	$37,557	$12,860
Portfolio turnover rate	1.02%	10.57%	8.63%	13.08%	9.18%	5.87%

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

88 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Missouri Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 97.2%
Missouri 88.3%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Combined Lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$16,369,346
Combined Lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	11,076,600
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	5,946,820
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	32,629,464
Cape Girardeau County IDA Health Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,500,000	7,602,900
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,423,300
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,816,420
St. Francis Medical Center, Series A, 5.75%, 6/01/39	3,150,000	3,465,662
Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products,
5.30%, 5/15/28	6,875,000	6,877,200
Carroll County Public Water Supply District No. 1 Water System Revenue, Refunding,
5.625%, 3/01/34	1,000,000	1,106,690
6.00%, 3/01/39	1,000,000	1,129,920
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation,
Series A, Pre-Refunded, 5.75%, 10/01/33	10,290,000	11,915,820
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,229,425
Refunding, Series A, 5.00%, 11/01/26	7,830,000	9,671,224
Series A, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,694,000
Series A, Pre-Refunded, 5.00%, 11/01/35	20,000,000	22,776,000
System Facilities, Refunding, Series A, 5.00%, 11/01/25	4,150,000	4,367,875
System Facilities, Refunding, Series A, 5.00%, 11/01/26	2,635,000	2,771,757
Ferguson Reorganized School District No. R-2 GO, Missouri Direct Deposit Program, 5.00%,
5/01/24	1,265,000	1,514,369
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22	1,000,000	1,023,220
Independence School District GO, Missouri Direct Deposit Program, Series A, 5.00%,
3/01/27	3,300,000	3,699,300
3/01/28	3,000,000	3,346,740
3/01/29	3,000,000	3,333,780
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and Improvement,
Series A, 5.00%, 3/01/29	4,000,000	4,424,160
Jackson County Special Obligation Revenue, Harry S. Truman Sports Complex Project,
AMBAC Insured, 5.00%,
12/01/28	2,400,000	2,577,264
12/01/29	26,925,000	28,882,717
Jefferson County Consolidated School District No. 006 Lease Participation COP, AGMC Insured,
Pre-Refunded, 5.00%, 3/01/25	1,050,000	1,074,969
Joplin IDA Health Facilities Revenue, Freeman Health System Project,
5.125%, 2/15/26	6,000,000	6,583,680
5.00%, 2/15/28	1,150,000	1,250,844
5.50%, 2/15/29	2,000,000	2,056,280
5.50%, 2/15/31	2,055,000	2,249,362
5.75%, 2/15/35	2,500,000	2,567,425
Joplin Schools GO, Schools Building, Direct Deposit Program, 5.00%,
3/01/32	1,250,000	1,437,188
3/01/33	2,175,000	2,491,941

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Semiannual Report | 89

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	$5,000,000	$5,779,700
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	13,822,320
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,240,240
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24	4,470,000	4,960,135
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32	5,690,000	5,908,667
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32	15,000,000	16,464,750
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37	29,210,000	32,338,683
Series A, 5.25%, 1/01/34	9,500,000	10,486,290
Kansas City Special Obligation Revenue,
Downtown Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38	10,000,000	10,739,600
East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31	6,445,000	7,118,116
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	14,672,943
Lincoln University Auxiliary System Sub. Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,476,102
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Series A, 5.75%, 5/01/38	2,000,000	2,221,200
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	24,441,862
Missouri Development Finance Board Cultural Facilities Revenue, Series B, 5.00%, 6/01/37	28,435,000	30,746,481
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%,
10/01/25	3,870,000	4,173,756
Missouri State Development Finance Board Infrastructure Facilities Leasehold Revenue, Electric
Systems Project, Refunding and Improvement, Series F, 4.00%, 6/01/37	2,940,000	2,980,954
Missouri State Development Finance Board Revenue,
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	7,000,000	7,400,400
Independence Missouri Electric System, Dodwood Project, Series A, 5.00%, 6/01/37	5,000,000	5,302,400
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble
Paper Product, 5.20%, 3/15/29	3,000,000	3,543,120
Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State
Revolving Fund Program,
Series A, 5.75%, 1/01/16	30,000	30,118
Series B, 5.80%, 1/01/15	15,000	15,059
Series B, 7.20%, 7/01/16	60,000	60,253
Series B, AGMC Insured, 6.05%, 7/01/16	30,000	30,105
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control
and Drinking Water Revenue, State Revolving Funds Programs,
Refunding, Series A, 5.00%, 1/01/23	12,500,000	14,522,125
Refunding, Series A, 5.00%, 1/01/24	7,890,000	9,140,328
Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,809,530
Refunding, Series B, 5.50%, 7/01/21	60,000	60,157
Series A, 5.75%, 1/01/29	2,500,000	2,864,150
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,436,874
A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,307,028
A.T. Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,366,200
A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	4,875,210
University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,562,250
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	18,928,798
The Washington University, Series B, 5.00%, 11/15/37	10,000,000	11,347,900
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,543,550

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
CoxHealth, 5.50%, 11/15/39	$14,325,000	$15,591,043
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	12,844,379
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	3,014,914
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,355,160
Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,368,480
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	18,003,535
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,705,880
St. Luke’s Episcopal, 5.00%, 12/01/34	7,500,000	7,687,950
St. Luke’s Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	10,904,300
St. Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	7,333,142
Missouri State Health and Educational Facilities Authority Revenue,
Health Facilities, Children’s Mercy Hospital, 5.625%, 5/15/39	9,500,000	10,217,725
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	2,163,302
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,709,756
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,849,803
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,715,930
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/25	1,500,000	1,515,525
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.375%, 2/01/35	4,655,000	4,702,760
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,510,704
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,775,465
Missouri State Highways and Transit Commission State Road Revenue,
5.00%, 5/01/20	6,875,000	8,085,756
5.00%, 5/01/21	5,000,000	5,870,600
first lien, Series B, Pre-Refunded, 5.00%, 5/01/24	6,005,000	6,482,998
Series A, 5.00%, 5/01/24	1,150,000	1,311,495
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
Series A-1, GNMA Secured, 4.75%, 9/01/32	420,000	429,786
Series C, GNMA Secured, 5.00%, 3/01/32	725,000	763,541
Series D, GNMA Secured, 4.70%, 3/01/35	2,195,000	2,340,572
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, 6.00%, 1/01/39	15,750,000	17,073,315
Plum Point Project, NATL Insured, 5.00%, 1/01/28	5,235,000	5,497,064
Plum Point Project, NATL Insured, 5.00%, 1/01/34	34,945,000	36,126,490
Prairie State Project, Series A, AMBAC Insured, 5.00%, 1/01/42	34,410,000	35,903,738
Missouri State Joint Municipal Electric Utility Commission Power Supply System Revenue,
MoPEP Facilities, 5.00%,
1/01/32	3,600,000	3,865,788
1/01/37	3,400,000	3,603,762
Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19	1,055,000	1,058,439
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education,
Assured Guaranty, 5.00%, 3/01/27	6,610,000	7,150,037
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project,
Refunding, Radian Insured, 5.00%, 3/01/27	5,000,000	5,044,200
Sikeston Electric Revenue, Refunding, 5.00%,
6/01/20	12,525,000	14,089,748
6/01/21	13,130,000	14,927,497
6/01/22	12,570,000	14,388,125
Springfield Public Building Corp. Leasehold Revenue, Springfield Branson Airport, Series A,
AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,177,000

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Semiannual Report | 91

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.75%, 8/01/34	$3,000,000	$3,161,760
Springfield School District No. R-12 GO, Missouri Direct Deposit Program,
5.00%, 3/01/33	1,000,000	1,156,250
AGMC Insured, 5.00%, 3/01/26	5,000,000	5,330,850
Springfield Special Obligation Revenue, Sewer System Improvements Project, 5.00%,
4/01/31	1,795,000	2,018,478
4/01/32	1,885,000	2,111,596
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%, 4/01/27	2,655,000	2,868,515
St. Louis Airport Revenue, Lambert-St. Louis International Airport,
Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	15,504,418
Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	15,876,128
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	10,130,268
Series A-1, 6.125%, 7/01/24	2,000,000	2,349,400
Series A-1, 6.625%, 7/01/34	5,000,000	5,896,900
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village Chesterfield, 5.00%, 9/01/42	3,165,000	3,169,115
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	7,470,540
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement,
Series B, Assured Guaranty, 5.375%, 7/15/38	22,725,000	24,635,718
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,
2/15/32	8,075,000	8,266,943
2/15/37	7,775,000	7,923,502
		967,131,101
U.S. Territories 8.9%
Guam 0.6%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	6,323,189
Puerto Rico 8.3%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 6.50%, 7/01/40	7,000,000	5,472,040
Series A, 6.00%, 7/01/38	6,250,000	4,830,125
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded, 5.50%, 7/01/36	9,500,000	10,407,535
[a]Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	19,320,000	10,538,866
Series XX, 5.75%, 7/01/36	6,000,000	3,277,920
Series XX, 5.25%, 7/01/40	10,000,000	5,451,100
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	2,500,000	1,992,050

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Refunding, Series C, 5.375%, 8/01/36	$6,900,000	$5,445,618
Series A, 5.50%, 8/01/37	13,760,000	11,172,019
Series A, 5.50%, 8/01/42	7,740,000	6,189,059
Series A, 6.50%, 8/01/44	10,000,000	8,791,800
Series C, 5.50%, 8/01/40	15,000,000	11,819,550
Series C, 5.25%, 8/01/41	7,500,000	5,874,450
		91,262,132
Total U.S. Territories		97,585,321
Total Municipal Bonds (Cost $1,030,405,634) 97.2%		1,064,716,422
Other Assets, less Liabilities 2.8%		30,787,729
Net Assets 100.0%		$1,095,504,151

See Abbreviations on page 130.

aAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin North Carolina Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.95	$12.96	$12.79	$11.73	$12.15	$11.37
Income from investment operations[b]:
Net investment income[c]	0.24	0.46	0.45	0.49	0.49	0.51
Net realized and unrealized gains (losses)	0.22	(1.03)	0.17	1.07	(0.41)	0.77
Total from investment operations	0.46	(0.57)	0.62	1.56	0.08	1.28
Less distributions from net investment
income	(0.24)	(0.44)	(0.45)	(0.50)	(0.50)	(0.50)
Net asset value, end of period	$12.17	$11.95	$12.96	$12.79	$11.73	$12.15

Total return[d]	3.91%	(4.35)%	4.92%	13.57%	0.63%	11.47%

Ratios to average net assets[e]
Expenses	0.63%	0.62%	0.62%	0.63%	0.63%	0.64%
Net investment income	3.96%	3.79%	3.49%	4.04%	4.07%	4.25%

Supplemental data
Net assets, end of period (000’s)	$848,928	$851,504	$1,168,492	$1,045,806	$925,162	$924,905
Portfolio turnover rate	0.82%	6.86%	7.10%	6.13%	9.56%	8.85%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin North Carolina Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.12	$13.13	$12.95	$11.88	$12.30	$11.49
Income from investment operations[b]:
Net investment income[c]	0.21	0.40	0.38	0.43	0.43	0.44
Net realized and unrealized gains (losses)	0.22	(1.03)	0.18	1.07	(0.42)	0.81
Total from investment operations	0.43	(0.63)	0.56	1.50	0.01	1.25
Less distributions from net investment
income	(0.21)	(0.38)	(0.38)	(0.43)	(0.43)	(0.44)
Net asset value, end of period	$12.34	$12.12	$13.13	$12.95	$11.88	$12.30

Total return[d]	3.58%	(4.82)%	4.35%	12.87%	0.06%	11.01%

Ratios to average net assets[e]
Expenses	1.18%	1.17%	1.17%	1.18%	1.18%	1.19%
Net investment income	3.41%	3.24%	2.94%	3.49%	3.52%	3.70%

Supplemental data
Net assets, end of period (000’s)	$220,271	$229,369	$335,092	$280,136	$237,607	$224,584
Portfolio turnover rate	0.82%	6.86%	7.10%	6.13%	9.56%	8.85%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin North Carolina Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.95	$12.96	$12.78	$11.73	$12.15	$11.64
Income from investment operations[c]:
Net investment income[d]	0.25	0.47	0.46	0.51	0.50	0.35
Net realized and unrealized gains (losses)	0.22	(1.02)	0.18	1.05	(0.41)	0.50
Total from investment operations	0.47	(0.55)	0.64	1.56	0.09	0.85
Less distributions from net investment
income	(0.25)	(0.46)	(0.46)	(0.51)	(0.51)	(0.34)
Net asset value, end of period	$12.17	$11.95	$12.96	$12.78	$11.73	$12.15

Total return[e]	3.96%	(4.25)%	5.11%	13.59%	0.73%	7.33%

Ratios to average net assets[f]
Expenses	0.53%	0.52%	0.52%	0.53%	0.53%	0.54%
Net investment income	4.06%	3.89%	3.59%	4.14%	4.17%	4.35%

Supplemental data
Net assets, end of period (000’s)	$67,985	$63,211	$89,683	$63,403	$22,659	$14,704
Portfolio turnover rate	0.82%	6.86%	7.10%	6.13%	9.56%	8.85%

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin North Carolina Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 97.7%
North Carolina 88.7%
Asheville Water System Revenue, NATL Insured, 5.00%, 8/01/32	$2,110,000	$2,316,842
Buncombe County COP, NATL Insured, Pre-Refunded, 5.00%, 4/01/22	1,000,000	1,074,780
Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%,
8/01/35	21,000,000	23,140,320
8/01/36	8,000,000	8,996,720
Cary Combined Enterprise System Revenue, Refunding, 5.00%,
12/01/33	5,405,000	6,019,440
12/01/42	10,000,000	11,450,300
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,375,796
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	22,698,368
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	14,335,403
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,266,460
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	10,915,900
Series A, NATL Insured, 5.00%, 7/01/29	5,000,000	5,014,250
Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,027,200
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,523,680
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,725,575
Transit Projects, Phase II, Series E, 5.00%, 6/01/35	6,000,000	6,161,880
Charlotte Storm Water Fee Revenue, 5.00%, 6/01/35	10,000,000	10,585,000
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	7,623,501
Refunding, Series B, 5.00%, 7/01/38	10,000,000	11,405,200
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,375,680
Refunding, Series A, 5.00%, 1/15/39	15,000,000	15,746,400
Series A, 5.125%, 1/15/37	4,000,000	4,377,320
Series A, 5.25%, 1/15/42	10,000,000	10,954,400
Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	8,329,113
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34	5,000,000	5,252,700
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper
Co. Projects, Series A, 5.70%, 5/01/34	2,500,000	2,786,775
Dare County COP, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/23	2,000,000	2,071,560
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,554,300
Durham County COP, Series A, 5.00%, 6/01/31	4,000,000	4,491,960
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41	4,000,000	4,544,960
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A,
AGMC Insured, 5.00%, 11/01/33	6,000,000	6,563,880
Harnett County COP, Assured Guaranty, 5.00%,
6/01/28	1,000,000	1,103,090
6/01/29	500,000	548,970
High Point Combined Enterprise System Revenue,
AGMC Insured, 5.00%, 11/01/33	5,000,000	5,683,350
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/31	10,000,000	10,076,700
Iredell County COP, Iredell County Public Improvement Projects, AGMC Insured,
5.125%, 6/01/27	4,000,000	4,465,200
5.00%, 6/01/28	1,000,000	1,105,700
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project,
AGMC Insured, 5.25%, 10/01/36	6,855,000	7,436,990
Mecklenburg County COP, Series A, 5.00%, 2/01/28	350,000	393,932

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
Monroe COP, Assured Guaranty, 5.50%,
3/01/34	$2,425,000	$2,710,398
3/01/39	1,085,000	1,190,538
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,412,450
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,383,920
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project, Refunding,
Series B, AGMC Insured,
5.00%, 10/01/27	3,500,000	3,950,170
5.125%, 10/01/31	8,385,000	9,305,338
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, Wake Forest
University, 5.00%, 1/01/38	25,000,000	27,708,500
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,524,220
Refunding, Series A, 5.00%, 1/01/24	10,000,000	10,889,400
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	12,228,079
Series C, 6.75%, 1/01/24	3,500,000	4,177,390
North Carolina Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,791,550
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	6,963,240
Blue Ridge HealthCare System Project, Refunding, NATL RE, FGIC Insured, Series A, 5.00%,
1/01/33	10,805,000	10,870,478
Duke University Health System, Series A, 5.00%, 6/01/42	8,150,000	8,904,527
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	11,080,500
Duke University Health System, Series A, 5.00%, 6/01/42	11,500,000	12,498,430
FirstHealth Carolinas Project, Series A, Pre-Refunded, 6.125%, 10/01/39	11,315,000	11,365,691
FirstHealth Carolinas Project, Series C, Pre-Refunded, 5.00%, 10/01/29	5,000,000	5,018,150
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	10,097,789
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	21,786,200
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,474,600
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19	435,000	435,783
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29	1,220,000	1,221,415
University Health System, Refunding, Series D, 6.25%, 12/01/33	10,000,000	11,512,900
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	5,000,000	5,486,750
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	5,000,000	5,475,600
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/29	1,500,000	1,506,150
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/38	6,000,000	6,024,600
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.875%, 10/01/38	2,515,000	2,525,789
North Carolina Medical Care Commission Health System Revenue, Mission Health Combination
Group, Refunding, AGMC Insured, 5.00%, 10/01/36	5,000,000	5,234,550
North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center Project,
AGMC Insured, Pre-Refunded, 5.00%, 9/01/33	9,000,000	9,000,000
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
Series A, 5.00%, 1/01/26	2,500,000	2,865,050
Series A, 5.00%, 1/01/30	4,670,000	5,268,227
Series B, 5.00%, 1/01/21	5,000,000	5,803,350
North Carolina State Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,453,680
Duke University Project, Refunding, Series A, 5.00%, 10/01/41	11,080,000	11,513,671
Duke University Project, Refunding, Series A, 5.00%, 10/01/44	12,050,000	12,735,525

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
North Carolina State Capital Facilities Finance Agency Revenue, (continued)
Duke University Project, Refunding, Series B, 5.00%, 10/01/38	$20,000,000	$22,258,400
Duke University Project, Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,268,000
Duke University Project, Series A, 5.00%, 10/01/39	2,615,000	2,783,537
Methodist University, 5.00%, 3/01/34	2,000,000	2,112,460
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, 5.00%, 5/01/28	5,000,000	5,649,200
Series C, 5.00%, 5/01/29	10,000,000	11,584,200
North Carolina State GO,
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	12,024,100
Public Improvement, Series A, 5.00%, 5/01/24	10,000,000	11,981,800
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,208,687
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,916,250
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 5/01/22	6,595,000	7,386,994
North Carolina State Medical Care Commission Hospital Revenue,
Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22	1,610,000	1,637,273
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,786,032
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	10,942,300
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%,
2/01/40	6,000,000	6,388,320
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue,
5.00%, 7/01/41	5,000,000	5,606,250
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,
5.50%, 1/01/29	6,400,000	7,266,560
5.75%, 1/01/39	12,120,000	13,682,268
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28	1,000,000	1,089,610
6.25%, 10/01/38	2,000,000	2,157,420
Oak Island Enterprise System Revenue,
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,806,620
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,163,320
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,367,700
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project,
NATL Insured, 5.00%,
4/01/31	5,675,000	5,847,236
10/01/34	6,000,000	6,172,380
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured,
5.00%, 6/01/33	7,500,000	8,040,525
Pitt County Revenue, Limited Obligation, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,108,990
Raleigh Combined Enterprise System Revenue,
5.00%, 3/01/40	11,915,000	13,296,306
Refunding, Series A, 5.00%, 3/01/43	10,000,000	11,457,200
Series A, 5.00%, 3/01/36	3,365,000	3,537,557
Series A, Pre-Refunded, 5.00%, 3/01/36	2,635,000	2,823,692
Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29	6,070,000	6,189,883
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,917,209
Series A, AMBAC Insured, 5.00%, 5/01/30	14,060,000	14,440,183

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32	$9,380,000	$10,070,556
Union County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,405,150
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of
North Carolina, General,
5.00%, 12/01/31	9,000,000	10,050,480
Refunding, Series A, 5.00%, 12/01/34	11,460,000	12,013,862
University of North Carolina at Charlotte Revenue, General,
5.00%, 4/01/43	5,000,000	5,649,000
Series A, 5.00%, 4/01/37	12,995,000	14,538,546
Series A, 5.00%, 4/01/41	18,000,000	20,048,400
Series B, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,311,050
University of North Carolina at Greensboro Revenue, General,
5.00%, 4/01/39	3,500,000	3,981,915
Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,092,040
University of North Carolina at Wilmington COP, Student Housing Project,
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,347,550
NATL RE, FGIC Insured, 5.00%, 6/01/26	1,655,000	1,751,238
NATL RE, FGIC Insured, 5.00%, 6/01/27	1,740,000	1,839,928
NATL RE, FGIC Insured, 5.00%, 6/01/29	1,915,000	2,021,589
NATL RE, FGIC Insured, 5.00%, 6/01/37	11,350,000	11,759,281
University of North Carolina System Pool Revenue, Series A,
Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,450,950
NATL Insured, 5.00%, 10/01/33	2,000,000	2,117,960
Wake County Revenue, Limited Obligation, 5.00%,
1/01/33	10,820,000	12,299,202
6/01/36	5,000,000	5,560,200
1/01/37	12,000,000	13,461,240
Western Carolina University Research and Development Corp. COP, Western Carolina University
Student Housing Project, Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,287,600
Wilkes County COP, NATL Insured, 5.00%,
6/01/31	4,295,000	4,543,981
6/01/36	6,085,000	6,411,886
Wilmington COP,
AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	1,000,000	1,000,000
Series A, 5.00%, 6/01/33	6,000,000	6,539,100
Series A, 5.00%, 6/01/38	7,625,000	8,233,551
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/32	5,310,000	5,499,992
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	1,000,000	1,086,320
Wilmington Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%, 6/01/34	3,565,000	3,662,503
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,211,680
Winston-Salem Water and Sewer System Revenue,
5.00%, 6/01/39	5,000,000	5,562,550
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,380,650
		1,009,002,605

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 9.0%
Puerto Rico 8.5%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.50%, 5/15/39	$5,000,000	$4,583,500
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series A, 5.75%, 7/01/41	5,000,000	3,813,350
Series B, 6.00%, 7/01/39	10,000,000	7,723,700
[a]Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,120,180
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,040,060
Series WW, 5.25%, 7/01/33	6,500,000	3,557,125
Series WW, 5.50%, 7/01/38	5,200,000	2,836,548
Series XX, 5.25%, 7/01/40	19,135,000	10,430,680
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%,
12/15/26	2,000,000	1,245,180
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series P, 6.75%,
7/01/36	5,000,000	4,028,550
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.375%, 8/01/39	13,000,000	10,370,750
5.50%, 8/01/42	5,750,000	4,597,815
6.00%, 8/01/42	45,750,000	38,605,680
		95,953,118
U.S. Virgin Islands 0.5%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,030,420
Total U.S. Territories		101,983,538
Total Municipal Bonds (Cost $1,072,316,746) 97.7%		1,110,986,143
Other Assets, less Liabilities 2.3%		26,197,069
Net Assets 100.0%		$1,137,183,212

See Abbreviations on page 130.

aAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Virginia Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.42	$12.25	$12.10	$11.18	$11.63	$10.95
Income from investment operations[b]:
Net investment income[c]	0.22	0.43	0.43	0.48	0.48	0.49
Net realized and unrealized gains (losses)	0.28	(0.84)	0.16	0.93	(0.45)	0.68
Total from investment operations	0.50	(0.41)	0.59	1.41	0.03	1.17
Less distributions from net investment
income	(0.22)	(0.42)	(0.44)	(0.49)	(0.48)	(0.49)
Net asset value, end of period	$11.70	$11.42	$12.25	$12.10	$11.18	$11.63

Total return[d]	4.44%	(3.33)%	4.93%	12.84%	0.24%	10.82%

Ratios to average net assets[e]
Expenses	0.66%	0.64%	0.64%	0.64%	0.64%	0.65%
Net investment income	3.85%	3.74%	3.55%	4.14%	4.11%	4.27%

Supplemental data
Net assets, end of period (000’s)	$557,289	$562,671	$779,288	$705,786	$647,471	$675,934
Portfolio turnover rate	2.10%	11.67%	10.96%	11.58%	16.44%	6.08%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Virginia Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.58	$12.42	$12.26	$11.32	$11.77	$11.08
Income from investment operations[b]:
Net investment income[c]	0.19	0.37	0.37	0.42	0.42	0.43
Net realized and unrealized gains (losses)	0.29	(0.86)	0.16	0.94	(0.45)	0.68
Total from investment operations	0.48	(0.49)	0.53	1.36	(0.03)	1.11
Less distributions from net investment
income	(0.19)	(0.35)	(0.37)	(0.42)	(0.42)	(0.42)
Net asset value, end of period	$11.87	$11.58	$12.42	$12.26	$11.32	$11.77

Total return[d]	4.18%	(3.89)%	4.36%	12.25%	(0.33)%	10.18%

Ratios to average net assets[e]
Expenses	1.21%	1.19%	1.19%	1.19%	1.19%	1.20%
Net investment income	3.30%	3.19%	3.00%	3.59%	3.56%	3.72%

Supplemental data
Net assets, end of period (000’s)	$115,881	$118,953	$171,973	$143,242	$123,765	$119,921
Portfolio turnover rate	2.10%	11.67%	10.96%	11.58%	16.44%	6.08%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Virginia Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.42	$12.25	$12.10	$11.18	$11.63	$11.15
Income from investment operations[c]:
Net investment income[d]	0.23	0.45	0.45	0.49	0.49	0.33
Net realized and unrealized gains (losses)	0.28	(0.85)	0.15	0.93	(0.44)	0.47
Total from investment operations	0.51	(0.40)	0.60	1.42	0.05	0.80
Less distributions from net investment
income	(0.23)	(0.43)	(0.45)	(0.50)	(0.50)	(0.32)
Net asset value, end of period	$11.70	$11.42	$12.25	$12.10	$11.18	$11.63

Total return[e]	4.49%	(3.24)%	5.03%	12.95%	0.34%	7.26%

Ratios to average net assets[f]
Expenses	0.56%	0.54%	0.54%	0.54%	0.54%	0.55%
Net investment income	3.95%	3.84%	3.65%	4.24%	4.21%	4.37%

Supplemental data
Net assets, end of period (000’s)	$44,259	$37,582	$41,592	$30,166	$11,030	$7,601
Portfolio turnover rate	2.10%	11.67%	10.96%	11.58%	16.44%	6.08%

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Virginia Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.1%
Virginia 81.6%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	$1,245,000	$1,434,887
Capital Region Airport Commission Airport Revenue, Series A, AGMC Insured, 5.00%,
7/01/31	2,000,000	2,140,460
7/01/38	5,895,000	6,236,851
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,654,575
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%,
5/01/23	5,000,000	5,567,250
Chesterfield County EDA Revenue, Bon Secours Health System Inc.,
Series C-1, AGMC Insured, 5.00%, 11/01/42	2,250,000	2,410,943
Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,673,120
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, 5.00%,
4/01/36	10,000,000	10,917,500
Fairfax County IDAR, Health Care, Inova Health System Project,
Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,933,300
Series A, 5.50%, 5/15/35	10,000,000	11,421,500
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%,
6/15/30	6,000,000	6,127,680
Hampton Roads Sanitation District Wastewater Revenue,
5.00%, 4/01/33	10,000,000	11,070,100
Refunding, 5.00%, 4/01/38	16,000,000	17,555,040
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
8/15/42	8,095,000	8,313,808
8/15/46	15,000,000	15,379,800
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,807,660
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,343,148
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36	5,000,000	5,464,150
Washington and Lee University, 5.00%, 1/01/43	10,000,000	11,180,500
Loudoun County Sanitation Authority Water and Sewer Revenue, Pre-Refunded, 5.00%, 1/01/33	15,060,000	15,299,153
Manassas Park GO, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/29	5,545,000	6,190,161
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	1,000,000	1,012,830
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29	6,500,000	7,123,545
Newport News EDA, EDR, Series A, Pre-Refunded, 5.00%, 1/15/31	5,870,000	6,250,200
Norfolk GO, Capital Improvement, Refunding,
Series A, 5.00%, 8/01/32	5,845,000	6,782,480
Series C, 5.00%, 10/01/42	7,825,000	8,693,184
Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%,
7/01/33	2,600,000	2,703,480
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39	6,435,000	7,016,402
Pittsylvania County School GO, Series B, 5.75%, 2/01/30	5,800,000	6,788,088
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,198,100
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligation Group,
Prince William Hospital, Refunding, Series B, 5.00%, 11/01/46	10,000,000	10,893,100
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life
Sciences Lab LLC Project, Series AA, 5.125%, 9/01/41	3,200,000	3,505,472
Prince William County Service Authority Water and Sewer System Revenue,
Pre-Refunded, 5.00%, 7/01/32	1,255,000	1,304,409
Refunding, 5.00%, 7/01/32	495,000	512,850
Richmond Public Utility Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 1/15/35	3,500,000	3,561,600
Refunding, Series A, 5.00%, 1/15/35	11,495,000	12,630,821
Refunding, Series A, 5.00%, 1/15/43	10,000,000	11,366,400

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Riverside Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%,
7/01/28	$7,000,000	$7,573,790
7/01/32	22,000,000	23,652,640
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%, 10/15/37	10,000,000	10,764,100
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,711,636
Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series B,
AGMC Insured, 5.00%, 7/01/38	3,950,000	4,223,063
Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	60,221
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,695,290
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program,
Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/31	5,000,000	5,467,550
Series C, NATL Insured, 5.00%, 8/01/35	1,395,000	1,408,266
Series C, NATL Insured, Pre-Refunded, 5.00%, 8/01/35	6,340,000	6,617,819
Series E, XLCA Insured, 5.00%, 8/01/37	3,985,000	4,124,794
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligated Group, 5.25%,
6/15/37	5,000,000	5,058,850
Suffolk GO, Refunding, 5.00%,
2/01/41	10,000,000	11,213,600
6/01/42	10,000,000	11,264,100
University of Virginia Revenue, General,
5.00%, 6/01/37	2,780,000	2,864,873
Pre-Refunded, 5.00%, 6/01/37	6,155,000	6,377,565
Refunding, 5.00%, 6/01/40	17,750,000	19,727,882
Refunding, Series A, 5.00%, 6/01/43	15,000,000	17,191,800
Virginia Beach Development Authority Public Facility Revenue, Series A, 5.00%, 7/15/27	5,635,000	6,157,477
Virginia College Building Authority Educational Facilities Revenue,
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,250,247
Liberty University Projects, 5.00%, 3/01/41	26,855,000	29,328,345
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,470,949
Virginia Port Authority Port Facilities Revenue, Refunding, 5.00%, 7/01/40	6,000,000	6,382,380
Virginia State HDA Commonwealth Mortgage Revenue, Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	9,128,915
Virginia State HDA Revenue, Rental Housing,
Series B, 5.625%, 6/01/39	7,240,000	7,817,680
Series B, 5.00%, 6/01/45	3,050,000	3,185,420
Series E, 5.00%, 10/01/44	6,540,000	6,780,280
Series F, 5.05%, 12/01/44	12,125,000	12,637,281
Series F, 5.00%, 4/01/45	2,125,000	2,213,740
Virginia State Public School Authority Revenue, Refunding, Series B, 5.00%, 8/01/24	10,000,000	12,460,200
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing,
Pre-Refunded, 6.00%, 12/01/32	5,000,000	6,063,450
Virginia State Resources Authority Infrastructure and State Moral Obligation Revenue, Virginia Pooled
Financing Program, Series B, 5.00%, 11/01/41	9,410,000	10,607,422
Virginia State Resources Authority Infrastructure Revenue,
Senior Series A, 5.00%, 11/01/31	1,835,000	2,002,462
Senior Series A, 5.00%, 11/01/36	4,085,000	4,438,475
Senior Series A, Pre-Refunded, 5.00%, 11/01/31	3,165,000	3,479,000
Senior Series A, Pre-Refunded, 5.00%, 11/01/36	830,000	912,344
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	1,600,000	1,783,120
Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32	2,505,000	2,761,362

106 | Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Franklin Virginia Tax-Free Income Fund (continued)
		Principal
		Amount	Value
	Municipal Bonds (continued)
	Virginia (continued)
	Virginia State Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare,
	Refunding, 5.00%, 11/01/40	$23,000,000	$24,915,670
	Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, 5.625%,
	1/01/44	3,350,000	3,684,062
			584,922,667
	District of Columbia 8.5%
	Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding,
	Series A, 5.00%, 10/01/35	12,000,000	13,594,080
	Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,686,800
	Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,463,590
	Series C, 5.125%, 10/01/34	6,450,000	7,288,952
	Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien, Series A,
	5.00%, 10/01/39	10,000,000	10,768,800
	5.25%, 10/01/44	12,000,000	13,061,520
	Washington State Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%,
	7/01/32	2,000,000	2,282,100
			61,145,842
	U.S. Territories 8.0%
	Puerto Rico 8.0%
	Puerto Rico Commonwealth GO, Public Improvement,
	Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,861,850
	Series A, 6.00%, 7/01/38	5,000,000	3,864,100
	Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y,
Pre	-Refunded, 5.50%, 7/01/36	4,500,000	4,929,885
	[a]Puerto Rico Electric Power Authority Power Revenue,
	Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,120,180
	Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,040,060
	Series WW, 5.50%, 7/01/38	5,200,000	2,836,548
	Series XX, 5.25%, 7/01/40	8,400,000	4,578,924
	Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series Q, 5.625%,
	7/01/39	5,000,000	3,748,200
	Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
	Series A, 5.375%, 8/01/39	6,000,000	4,786,500
	Series A, 6.00%, 8/01/42	20,000,000	16,876,800
	Series C, 5.50%, 8/01/40	10,000,000	7,879,700
			57,522,747
	Total Municipal Bonds (Cost $673,017,670) 98.1%		703,591,256
	Other Assets, less Liabilities 1.9%		13,837,938
	Net Assets 100.0%		$717,429,194

See Abbreviations on page 130.

aAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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FRANKLIN TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities
August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$256,780,349	$760,640,266	$460,572,655
Value	$268,995,400	$798,593,820	$490,817,805
Cash	3,427,972	7,508,564	19,829,677
Receivables:
Capital shares sold	204,086	349,017	619,230
Interest	3,566,254	10,999,960	5,361,189
Other assets	89	277	169
Total assets	276,193,801	817,451,638	516,628,070
Liabilities:
Payables:
Capital shares redeemed	586,970	2,910,598	850,388
Management fees	123,808	325,742	213,716
Distribution fees	47,345	109,325	97,530
Transfer agent fees	16,041	46,664	34,016
Distributions to shareholders	151,387	755,612	243,937
Accrued expenses and other liabilities	22,880	39,094	34,319
Total liabilities	948,431	4,187,035	1,473,906
Net assets, at value	$275,245,370	$813,264,603	$515,154,164
Net assets consist of:
Paid-in capital	$267,823,884	$799,915,009	$496,464,692
Undistributed net investment income	354,616	2,504,136	776,705
Net unrealized appreciation (depreciation)	12,215,051	37,953,554	30,245,150
Accumulated net realized gain (loss)	(5,148,181)	(27,108,096)	(12,332,383)
Net assets, at value	$275,245,370	$813,264,603	$515,154,164
Class A:
Net assets, at value	$222,962,088	$725,646,736	$397,935,436
Shares outstanding	19,388,290	64,352,209	32,194,792
Net asset value per share[a]	$11.50	$11.28	$12.36
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.01	$11.78	$12.91
Class C:
Net assets, at value	$52,283,282	$87,617,867	$117,218,728
Shares outstanding	4,494,572	7,629,116	9,361,609
Net asset value and maximum offering price per share[a]	$11.63	$11.48	$12.52

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
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		FRANKLIN TAX-FREE TRUST
		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$152,026,317	$342,948,647	$530,754,844
Value	$161,990,781	$363,357,985	$545,206,162
Cash	2,558,132	19,938,229	4,708,425
Receivables:
Investment securities sold	—	5,032,708	1,918,217
Capital shares sold	155,997	361,138	292,889
Interest	1,978,346	4,533,391	5,903,841
Other assets	57	130	188
Total assets	166,683,313	393,223,581	558,029,722
Liabilities:
Payables:
Investment securities purchased	—	5,946,019	—
Capital shares redeemed	207,202	770,449	1,208,970
Management fees	79,561	165,330	229,051
Distribution fees	13,936	63,400	104,878
Transfer agent fees	12,507	26,317	31,396
Distributions to shareholders	50,419	88,934	301,888
Accrued expenses and other liabilities	21,347	33,014	27,462
Total liabilities	384,972	7,093,463	1,903,645
Net assets, at value	$166,298,341	$386,130,118	$556,126,077
Net assets consist of:
Paid-in capital	$161,035,378	$381,709,478	$556,579,811
Undistributed net investment income	286,727	915,655	1,013,666
Net unrealized appreciation (depreciation)	9,964,464	20,409,338	14,451,318
Accumulated net realized gain (loss)	(4,988,228)	(16,904,353)	(15,918,718)
Net assets, at value	$166,298,341	$386,130,118	$556,126,077
Class A:
Net assets, at value	$166,298,341	$319,852,765	$402,557,718
Shares outstanding	14,463,736	27,814,842	35,047,164
Net asset value per share[a]	$11.50	$11.50	$11.49
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.01	$12.01	$12.00
Class C:
Net assets, at value		$66,277,353	$128,987,380
Shares outstanding		5,684,141	11,036,791
Net asset value and maximum offering price per share[a]		$11.66	$11.69
Advisor Class:
Net assets, at value			$24,580,979
Shares outstanding			2,138,783
Net asset value and maximum offering price per share			$11.49

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$1,030,405,634	$1,072,316,746	$673,017,670
Value	$1,064,716,422	$1,110,986,143	$703,591,256
Cash	20,060,273	13,428,931	8,020,873
Receivables:
Capital shares sold	1,376,292	2,575,785	262,496
Interest	13,102,555	13,836,637	8,378,497
Other assets	368	384	245
Total assets	1,099,255,910	1,140,827,880	720,253,367
Liabilities:
Payables:
Capital shares redeemed	2,574,094	2,284,803	1,990,028
Management fees	431,102	446,453	289,464
Distribution fees	164,965	192,075	110,599
Transfer agent fees	75,763	81,379	51,634
Distributions to shareholders	444,884	578,309	333,868
Accrued expenses and other liabilities	60,951	61,649	48,580
Total liabilities	3,751,759	3,644,668	2,824,173
Net assets, at value	$1,095,504,151	$1,137,183,212	$717,429,194
Net assets consist of:
Paid-in capital	$1,090,403,717	$1,134,928,415	$709,682,134
Undistributed net investment income	1,351,151	2,409,453	1,307,545
Net unrealized appreciation (depreciation)	34,310,788	38,669,397	30,573,586
Accumulated net realized gain (loss)	(30,561,505)	(38,824,053)	(24,134,071)
Net assets, at value	$1,095,504,151	$1,137,183,212	$717,429,194
Class A:
Net assets, at value	$888,277,752	$848,928,037	$557,289,411
Shares outstanding	73,404,088	69,749,297	47,641,354
Net asset value per share[a]	$12.10	$12.17	$11.70
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.64	$12.71	$12.22
Class C:
Net assets, at value	$164,771,422	$220,270,554	$115,880,552
Shares outstanding	13,497,804	17,843,509	9,764,721
Net asset value and maximum offering price per share[a]	$12.21	$12.34	$11.87
Advisor Class:
Net assets, at value	$42,454,977	$67,984,621	$44,259,231
Shares outstanding	3,507,013	5,586,076	3,782,162
Net asset value and maximum offering price per share	$12.11	$12.17	$11.70

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
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		FRANKLIN TAX-FREE TRUST
		FINANCIAL STATEMENTS

Statements of Operations
for the six months ended August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$6,289,962	$20,520,559	$11,421,728
Expenses:
Management fees (Note 3a)	735,078	1,956,493	1,262,608
Distribution fees: (Note 3c)
Class A	110,944	366,612	197,009
Class C	165,416	288,346	373,470
Transfer agent fees: (Note 3e)
Class A	44,945	135,376	91,551
Class C	10,308	16,389	26,702
Custodian fees	1,162	3,384	2,141
Reports to shareholders	9,572	23,809	15,154
Registration and filing fees	7,084	11,765	12,905
Professional fees	18,030	19,683	18,038
Trustees’ fees and expenses	688	2,237	1,343
Other	12,091	30,519	26,635
Total expenses	1,115,318	2,854,613	2,027,556
Net investment income	5,174,644	17,665,946	9,394,172
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(2,088,545)	(7,105,938)	(3,224,666)
Net change in unrealized appreciation (depreciation) on investments	9,725,909	24,126,848	17,387,637
Net realized and unrealized gain (loss)	7,637,364	17,020,910	14,162,971
Net increase (decrease) in net assets resulting from operations	$12,812,008	$34,686,856	$23,557,143

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$3,848,332	$9,186,300	$12,170,067
Expenses:
Management fees (Note 3a)	473,945	987,507	1,372,053
Distribution fees: (Note 3c)
Class A	82,964	160,198	202,886
Class C	—	216,108	424,182
Transfer agent fees: (Note 3e)
Class A	39,352	72,200	90,918
Class C	—	14,983	29,246
Advisor Class	—	—	5,038
Custodian fees	699	1,593	2,348
Reports to shareholders	7,789	14,173	13,058
Registration and filing fees	3,452	9,476	12,195
Professional fees	17,033	17,892	18,656
Trustees’ fees and expenses	450	1,050	1,504
Other	13,693	20,920	23,729
Total expenses	639,377	1,516,100	2,195,813
Net investment income	3,208,955	7,670,200	9,974,254
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(1,526,003)	(3,086,685)	(915,530)
Net change in unrealized appreciation (depreciation) on investments	6,942,382	11,343,596	15,187,103
Net realized and unrealized gain (loss)	5,416,379	8,256,911	14,271,573
Net increase (decrease) in net assets resulting from operations	$8,625,334	$15,927,111	$24,245,827

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		FRANKLIN TAX-FREE TRUST
		FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$24,968,942	$26,207,892	$16,248,583
Expenses:
Management fees (Note 3a)	2,577,887	2,669,455	1,733,552
Distribution fees: (Note 3c)
Class A	445,657	426,053	281,089
Class C	537,985	728,872	380,181
Transfer agent fees: (Note 3e)
Class A	203,196	181,794	130,732
Class C	37,739	47,860	27,204
Advisor Class	9,755	13,798	9,747
Custodian fees	4,702	4,894	3,079
Reports to shareholders	37,107	37,833	24,452
Registration and filing fees	20,564	21,929	16,160
Professional fees	20,916	21,114	19,644
Trustees’ fees and expenses	2,967	3,173	1,981
Other	35,306	37,293	23,970
Total expenses	3,933,781	4,194,068	2,651,791
Net investment income	21,035,161	22,013,824	13,596,792
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(9,822,539)	(9,953,075)	(2,414,662)
Net change in unrealized appreciation (depreciation) on investments	30,161,383	31,098,903	19,750,390
Net realized and unrealized gain (loss)	20,338,844	21,145,828	17,335,728
Net increase (decrease) in net assets resulting from operations	$41,374,005	$43,159,652	$30,932,520

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Alabama		Franklin Florida
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2014	Year Ended	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$5,174,644	$11,077,632	$17,665,946	$39,267,347
Net realized gain (loss) from investments	(2,088,545)	(2,946,640)	(7,105,938)	(19,840,274)
Net change in unrealized appreciation
(depreciation) on investments	9,725,909	(18,131,236)	24,126,848	(67,227,918)
Net increase (decrease) in net assets
resulting from operations	12,812,008	(10,000,244)	34,686,856	(47,800,845)
Distributions to shareholders from:
Net investment income:
Class A	(4,350,076)	(8,991,815)	(16,258,497)	(33,520,766)
Class C	(849,657)	(1,821,929)	(1,695,102)	(3,551,370)
Net realized gains:
Class A	—	(19,746)	—	(2,181,252)
Class C	—	(4,865)	—	(277,295)
Total distributions to shareholders	(5,199,733)	(10,838,355)	(17,953,599)	(39,530,683)
Capital share transactions: (Note 2)
Class A	(2,034,556)	(35,310,227)	(27,118,648)	(208,087,591)
Class B	—	—	—	(220,545)
Class C	901,585	(11,558,248)	(4,163,646)	(32,589,173)
Total capital share transactions	(1,132,971)	(46,868,475)	(31,282,294)	(240,897,309)
Net increase (decrease) in net assets	6,479,304	(67,707,074)	(14,549,037)	(328,228,837)
Net assets:
Beginning of period	268,766,066	336,473,140	827,813,640	1,156,042,477
End of period	$275,245,370	$268,766,066	$813,264,603	$827,813,640
Undistributed net investment income included in
net assets:
End of period	$354,616	$379,705	$2,504,136	$2,791,789

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Georgia		Franklin Kentucky
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2014	Year Ended	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$9,394,172	$21,149,609	$3,208,955	$7,360,157
Net realized gain (loss) from investments	(3,224,666)	(4,592,835)	(1,526,003)	(2,708,976)
Net change in unrealized appreciation
(depreciation) on investments	17,387,637	(37,900,375)	6,942,382	(11,700,485)
Net increase (decrease) in net assets
resulting from operations	23,557,143	(21,343,601)	8,625,334	(7,049,304)
Distributions to shareholders from:
Net investment income:
Class A	(7,508,184)	(16,540,000)	(3,194,983)	(7,118,111)
Class C	(1,852,531)	(4,201,491)	—	—
Total distributions to shareholders	(9,360,715)	(20,741,491)	(3,194,983)	(7,118,111)
Capital share transactions: (Note 2)
Class A	(4,877,453)	(74,458,025)	(5,021,251)	(38,712,538)
Class C	1,465,501	(37,616,499)	—	—
Total capital share transactions	(3,411,952)	(112,074,524)	(5,021,251)	(38,712,538)
Net increase (decrease) in net assets	10,784,476	(154,159,616)	409,100	(52,879,953)
Net assets:
Beginning of period	504,369,688	658,529,304	165,889,241	218,769,194
End of period	$515,154,164	$504,369,688	$166,298,341	$165,889,241
Undistributed net investment income included in
net assets:
End of period	$776,705	$743,248	$286,727	$272,755

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Louisiana		Franklin Maryland
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2014	Year Ended	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$7,670,200	$17,108,186	$9,974,254	$22,410,546
Net realized gain (loss) from investments	(3,086,685)	(11,779,811)	(915,530)	(12,419,592)
Net change in unrealized appreciation
(depreciation) on investments	11,343,596	(24,941,368)	15,187,103	(39,139,035)
Net increase (decrease) in net assets
resulting from operations	15,927,111	(19,612,993)	24,245,827	(29,148,081)
Distributions to shareholders from:
Net investment income:
Class A	(6,554,478)	(13,711,607)	(7,601,512)	(16,072,452)
Class C	(1,163,147)	(2,546,831)	(2,049,188)	(4,373,565)
Advisor Class	—	—	(428,999)	(1,048,780)
Total distributions to shareholders	(7,717,625)	(16,258,438)	(10,079,699)	(21,494,797)
Capital share transactions: (Note 2)
Class A	(8,689,252)	(81,677,834)	(14,752,148)	(95,352,529)
Class C	(1,400,349)	(27,399,586)	(4,904,908)	(34,962,476)
Advisor Class	—	—	4,021,276	(7,734,369)
Total capital share transactions	(10,089,601)	(109,077,420)	(15,635,780)	(138,049,374)
Net increase (decrease) in net assets	(1,880,115)	(144,948,851)	(1,469,652)	(188,692,252)
Net assets:
Beginning of period	388,010,233	532,959,084	557,595,729	746,287,981
End of period	$386,130,118	$388,010,233	$556,126,077	$557,595,729
Undistributed net investment income included in
net assets:
End of period	$915,655	$963,080	$1,013,666	$1,119,111

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Missouri		Franklin North Carolina
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2014	Year Ended	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$21,035,161	$46,984,239	$22,013,824	$49,537,247
Net realized gain (loss) from investments	(9,822,539)	(19,496,104)	(9,953,075)	(25,955,236)
Net change in unrealized appreciation
(depreciation) on investments	30,161,383	(86,557,670)	31,098,903	(99,611,991)
Net increase (decrease) in net assets
resulting from operations	41,374,005	(59,069,535)	43,159,652	(76,029,980)
Distributions to shareholders from:
Net investment income:
Class A	(17,373,746)	(37,129,029)	(17,073,522)	(35,876,622)
Class C	(2,749,054)	(5,990,295)	(3,836,001)	(8,399,064)
Advisor Class	(854,867)	(2,505,322)	(1,327,107)	(2,836,411)
Total distributions to shareholders	(20,977,667)	(45,624,646)	(22,236,630)	(47,112,097)
Capital share transactions: (Note 2)
Class A	(17,931,879)	(191,322,678)	(18,195,190)	(227,135,329)
Class C	(4,550,330)	(38,172,043)	(13,212,995)	(79,767,549)
Advisor Class	(1,177,787)	(39,887,579)	3,583,528	(19,137,364)
Total capital share transactions	(23,659,996)	(269,382,300)	(27,824,657)	(326,040,242)
Net increase (decrease) in
net assets	(3,263,658)	(374,076,481)	(6,901,635)	(449,182,319)
Net assets:
Beginning of period	1,098,767,809	1,472,844,290	1,144,084,847	1,593,267,166
End of period	$1,095,504,151	$1,098,767,809	$1,137,183,212	$1,144,084,847
Undistributed net investment income included
in net assets:
End of period	$1,351,151	$1,293,657	$2,409,453	$2,632,259

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Virginia
	Tax-Free Income Fund
	Six Months Ended
	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$13,596,792	$30,757,169
Net realized gain (loss) from investments	(2,414,662)	(18,266,509)
Net change in unrealized appreciation (depreciation) on investments	19,750,390	(51,484,253)
Net increase (decrease) in net assets resulting from operations	30,932,520	(38,993,593)
Distributions to shareholders from:
Net investment income:
Class A	(10,770,846)	(23,854,742)
Class C	(1,893,527)	(4,263,895)
Advisor Class	(820,803)	(1,428,618)
Total distributions to shareholders	(13,485,176)	(29,547,255)
Capital share transactions: (Note 2)
Class A	(18,945,137)	(162,656,488)
Class C	(5,919,736)	(41,230,250)
Advisor Class	5,640,749	(1,220,279)
Total capital share transactions	(19,224,124)	(205,107,017)
Net increase (decrease) in net assets	(1,776,780)	(273,647,865)
Net assets:
Beginning of period	719,205,974	992,853,839
End of period	$717,429,194	$719,205,974
Undistributed net investment income included in net assets:
End of period	$1,307,545	$1,195,929

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FRANKLIN TAX-FREE TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Class A

Franklin Kentucky Tax-Free Income Fund

Class A & Class C

Franklin Alabama Tax-Free Income Fund Franklin Florida Tax-Free Income Fund Franklin Georgia Tax-Free Income Fund Franklin Louisiana Tax-Free Income Fund

Class A, Class C & Advisor Class

Franklin Maryland Tax-Free Income Fund Franklin Missouri Tax-Free Income Fund Franklin North Carolina Tax-Free Income Fund Franklin Virginia Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and

Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

b. Securities Purchased on a When-Issued Basis

Certain funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

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FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At August 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Alabama		Franklin Florida
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	777,166	$8,819,120	2,076,585	$23,134,439
Shares issued in reinvestment of distributions	320,458	3,641,752	1,071,480	11,956,575
Shares redeemed	(1,280,590)	(14,495,428)	(5,589,997)	(62,209,662)
Net increase (decrease)	(182,966)	$(2,034,556)	(2,441,932)	$(27,118,648)
Year ended February 28, 2014
Shares sold	1,482,199	$16,838,639	3,306,053	$37,118,374
Shares issued in reinvestment of distributions	679,332	7,639,313	2,356,189	26,303,464
Shares redeemed	(5,329,566)	(59,788,179)	(24,406,789)	(271,509,429)
Net increase (decrease)	(3,168,035)	$(35,310,227)	(18,744,547)	$(208,087,591)

Class B Shares:
Year ended February 28, 2014[a]
Shares redeemed			(18,259)	$(220,545)

Class C Shares:
Six Months ended August 31, 2014
Shares sold	340,239	$3,900,909	335,724	$3,803,914
Shares issued in reinvestment of distributions	56,307	647,148	122,557	1,392,485
Shares redeemed	(318,185)	(3,646,472)	(826,024)	(9,360,045)
Net increase (decrease)	78,361	$901,585	(367,743)	$(4,163,646)
Year ended February 28, 2014
Shares sold	471,363	$5,463,376	750,275	$8,660,027
Shares issued in reinvestment of distributions	120,181	1,366,811	278,539	3,165,175
Shares redeemed	(1,631,621)	(18,388,435)	(3,925,348)	(44,414,375)
Net increase (decrease)	(1,040,077)	$(11,558,248)	(2,896,534)	$(32,589,173)
[a]Effective March 1, 2013, all Class B shares were converted to Class A.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)
	Franklin Georgia		Franklin Kentucky
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	1,673,410	$20,381,370	546,447	$6,166,027
Shares issued in reinvestment of distributions	518,372	6,324,028	255,302	2,884,617
Shares redeemed	(2,600,242)	(31,582,851)	(1,250,311)	(14,071,895)
Net increase (decrease)	(408,460)	$(4,877,453)	(448,562)	$(5,021,251)
Year ended February 28, 2014
Shares sold	5,453,725	$66,088,682	1,503,180	$17,148,151
Shares issued in reinvestment of distributions	1,161,778	14,007,558	569,264	6,378,705
Shares redeemed	(12,913,170)	(154,554,265)	(5,600,511)	(62,239,394)
Net increase (decrease)	(6,297,667)	$(74,458,025)	(3,528,067)	$(38,712,538)

Class C Shares:
Six Months ended August 31, 2014
Shares sold	622,432	$7,682,067
Shares issued in reinvestment of distributions	125,008	1,544,883
Shares redeemed	(630,587)	(7,761,449)
Net increase (decrease)	116,853	$1,465,501
Year ended February 28, 2014
Shares sold	1,244,186	$15,501,916
Shares issued in reinvestment of distributions	291,633	3,564,656
Shares redeemed	(4,668,428)	(56,683,071)
Net increase (decrease)	(3,132,609)	$(37,616,499)

	Franklin Louisiana		Franklin Maryland
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	1,414,940	$16,117,357	1,377,286	$15,564,709
Shares issued in reinvestment of distributions	533,897	6,091,151	550,965	6,248,613
Shares redeemed	(2,717,046)	(30,897,760)	(3,237,732)	(36,565,470)
Net increase (decrease)	(768,209)	$(8,689,252)	(1,309,481)	$(14,752,148)
Year ended February 28, 2014
Shares sold	3,279,977	$37,623,531	3,219,635	$36,651,592
Shares issued in reinvestment of distributions	1,119,821	12,703,730	1,176,002	13,246,010
Shares redeemed	(11,730,537)	(132,005,095)	(12,962,978)	(145,250,131)
Net increase (decrease)	(7,330,739)	$(81,677,834)	(8,567,341)	$(95,352,529)

Class C Shares:
Six Months ended August 31, 2014
Shares sold	281,267	$3,248,325	483,982	$5,567,524
Shares issued in reinvestment of distributions	93,693	1,083,796	150,521	1,736,668
Shares redeemed	(497,457)	(5,732,470)	(1,060,728)	(12,209,100)
Net increase (decrease)	(122,497)	$(1,400,349)	(426,225)	$(4,904,908)
Year ended February 28, 2014
Shares sold	673,976	$7,902,716	906,466	$10,543,615
Shares issued in reinvestment of distributions	204,595	2,353,474	325,574	3,728,316
Shares redeemed	(3,296,251)	(37,655,776)	(4,336,546)	(49,234,407)
Net increase (decrease)	(2,417,680)	$(27,399,586)	(3,104,506)	$(34,962,476)

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	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

			Franklin Maryland
			Tax-Free Income Fund
			Shares	Amount

Advisor Class Shares:
Six Months ended August 31, 2014
Shares sold			605,054	$6,853,736
Shares issued in reinvestment of distributions			19,423	220,496
Shares redeemed			(269,756)	(3,052,956)
Net increase (decrease)			354,721	$4,021,276
Year ended February 28, 2014
Shares sold			1,117,999	$12,895,251
Shares issued in reinvestment of distributions			45,533	513,914
Shares redeemed			(1,913,019)	(21,143,534)
Net increase (decrease)			(749,487)	$(7,734,369)

	Franklin Missouri		Franklin North Carolina
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	3,131,350	$37,429,293	3,212,063	$38,597,107
Shares issued in reinvestment of distributions	1,284,872	15,391,038	1,198,640	14,434,369
Shares redeemed	(5,923,852)	(70,752,210)	(5,926,922)	(71,226,666)
Net increase (decrease)	(1,507,630)	$(17,931,879)	(1,516,219)	$(18,195,190)
Year ended February 28, 2014
Shares sold	7,003,327	$84,735,207	6,925,642	$84,525,706
Shares issued in reinvestment of distributions	2,728,507	32,737,442	2,516,133	30,472,186
Shares redeemed	(25,890,384)	(308,795,327)	(28,364,312)	(342,133,221)
Net increase (decrease)	(16,158,550)	$(191,322,678)	(18,922,537)	$(227,135,329)

Class C Shares:
Six Months ended August 31, 2014
Shares sold	724,327	$8,733,880	928,010	$11,326,917
Shares issued in reinvestment of distributions	201,300	2,432,374	263,617	3,218,788
Shares redeemed	(1,304,159)	(15,716,584)	(2,278,609)	(27,758,700)
Net increase (decrease)	(378,532)	$(4,550,330)	(1,086,982)	$(13,212,995)
Year ended February 28, 2014
Shares sold	2,001,437	$24,777,626	1,780,825	$22,267,850
Shares issued in reinvestment of distributions	436,433	5,279,296	565,287	6,939,932
Shares redeemed	(5,676,690)	(68,228,965)	(8,931,764)	(108,975,331)
Net increase (decrease)	(3,238,820)	$(38,172,043)	(6,585,652)	$(79,767,549)

Advisor Class Shares:
Six Months ended August 31, 2014
Shares sold	303,918	$3,636,374	784,865	$9,452,879
Shares issued in reinvestment of distributions	33,767	404,643	88,945	1,071,101
Shares redeemed	(436,451)	(5,218,804)	(578,484)	(6,940,452)
Net increase (decrease)	(98,766)	$(1,177,787)	295,326	$3,583,528
Year ended February 28, 2014
Shares sold	1,073,166	$13,013,595	2,633,684	$31,936,880
Shares issued in reinvestment of distributions	123,868	1,495,437	180,476	2,186,581
Shares redeemed	(4,584,395)	(54,396,611)	(4,445,864)	(53,260,825)
Net increase (decrease)	(3,387,361)	$(39,887,579)	(1,631,704)	$(19,137,364)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)
	Franklin Virginia
	Tax-Free Income Fund
	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	1,653,203	$19,036,493
Shares issued in reinvestment of distributions	789,237	9,114,566
Shares redeemed	(4,091,239)	(47,096,196)
Net increase (decrease)	(1,648,799)	$(18,945,137)
Year ended February 28, 2014
Shares sold	4,402,667	$51,348,448
Shares issued in reinvestment of distributions	1,758,488	20,249,632
Shares redeemed	(20,475,079)	(234,254,568)
Net increase (decrease)	(14,313,924)	$(162,656,488)

Class C Shares:
Six Months ended August 31, 2014
Shares sold	492,179	$5,748,516
Shares issued in reinvestment of distributions	140,813	1,649,639
Shares redeemed	(1,141,929)	(13,317,891)
Net increase (decrease)	(508,937)	$(5,919,736)
Year ended February 28, 2014
Shares sold	1,128,097	$13,264,571
Shares issued in reinvestment of distributions	317,903	3,712,682
Shares redeemed	(5,017,378)	(58,207,503)
Net increase (decrease)	(3,571,378)	$(41,230,250)

Advisor Class Shares:
Six Months ended August 31, 2014
Shares sold	660,996	$7,599,216
Shares issued in reinvestment of distributions	60,898	703,780
Shares redeemed	(231,021)	(2,662,247)
Net increase (decrease)	490,873	$5,640,749
Year ended February 28, 2014
Shares sold	1,785,416	$20,244,533
Shares issued in reinvestment of distributions	94,571	1,086,930
Shares redeemed	(1,982,918)	(22,551,742)
Net increase (decrease)	(102,931)	$(1,220,279)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

a. Management Fees

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

		Franklin	Franklin	Franklin	Franklin
		Alabama	Florida	Georgia	Kentucky
		Tax-Free	Tax-Free	Tax-Free	Tax-Free
		Income Fund	Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A		0.10%	0.10%	0.10%	0.10%
Compensation Plans:
Class C		0.65%	0.65%	0.65%	—

	Franklin	Franklin	Franklin	Franklin	Franklin
	Louisiana	Maryland	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A	0.10%	0.10%	0.10%	0.10%	0.10%
Compensation Plans:
Class C	0.65%	0.65%	0.65%	0.65%	0.65%

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FRANKLIN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$30,225	$46,635	$41,326
CDSC retained	$953	$3,834	$11,207

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$18,201	$59,986	$38,940
CDSC retained	$1,764	$2,719	$4,859

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$122,224	$92,520	$46,808
CDSC retained	$7,397	$11,263	$7,332

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended August 31, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Transfer agent fees	$19,579	$61,628	$39,876

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Transfer agent fees	$12,362	$26,630	$48,857

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Transfer agent fees	$86,638	$80,805	$65,432

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At February 28, 2014, the capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2015	$—	$—	$125,659
2016	—	—	414,407
2017	—	—	2,923,290
Capital loss carryforwards not subject to expiration:
Short term	1,159,119	9,506,356	2,551,572
Long term	1,900,517	10,002,410	3,059,993
Total capital loss carryforwards	$3,059,636	$19,508,766	$9,074,921

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2016	$107,105	$—	$—
2017	417,325	42,728	1,038,820
2018	—	782,096	205,848
Capital loss carryforwards not subject to expiration:
Short term	1,844,166	8,918,092	8,160,169
Long term	1,093,629	4,074,752	5,598,351
Total capital loss carryforwards	$3,462,225	$13,817,668	$15,003,188

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2016	$384,082	$—	$—
2018	760,455	16,085	1,530,757
2019	835	—	—
Capital loss carryforwards not subject to expiration:
Short term	7,301,123	21,581,256	12,539,339
Long term	11,788,704	7,005,441	7,649,313
Total capital loss carryforwards	$20,235,199	$28,602,782	$21,719,409

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FRANKLIN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At August 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Cost of investments	$256,719,887	$760,976,339	$460,465,490

Unrealized appreciation	$14,918,213	$63,752,421	$37,745,385
Unrealized depreciation	(2,642,700)	(26,134,940)	(7,393,070)
Net unrealized appreciation (depreciation)	$12,275,513	$37,617,481	$30,352,315

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Cost of investments	$152,023,447	$342,934,598	$530,688,746

Unrealized appreciation	$12,540,256	$26,489,839	$26,541,191
Unrealized depreciation	(2,572,922)	(6,066,452)	(12,023,775)
Net unrealized appreciation (depreciation)	$9,967,334	$20,423,387	$14,517,416

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Cost of investments	$1,030,762,375	$1,072,417,080	$672,955,993

Unrealized appreciation	$64,253,857	$67,615,020	$45,861,334
Unrealized depreciation	(30,299,810)	(29,045,957)	(15,226,071)
Net unrealized appreciation (depreciation)	$33,954,047	$38,569,063	$30,635,263

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2014, were as follows:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Purchases	$3,320,340	$—	$17,845,032
Sales	$8,014,778	$32,704,559	$40,268,781

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Purchases	$6,074,240	$8,692,497	$51,414,113
Sales	$12,290,898	$28,440,275	$52,418,652

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Purchases	$10,868,190	$9,136,575	$14,712,600
Sales	$41,776,450	$44,050,809	$28,500,238

6. Concentration of Risk

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories and the District of Columbia. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended August 31, 2014, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

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FRANKLIN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority/Agency
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority/Agency
BHAC	Berkshire Hathaway Assurance Corp.	HFAR	Housing Finance Authority Revenue
CDA	Community Development Authority/Agency	IDA	Industrial Development Authority/Agency
CDD	Community Development District	IDAR	Industrial Development Authority Revenue
CDR	Community Development Revenue	IDB	Industrial Development Bond/Board
CIFG	CDC IXIS Financial Guaranty	IDBR	Industrial Development Board Revenue
COP	Certificate of Participation	MBS	Mortgage-Backed Security
CRDA	Community Redevelopment Authority/Agency	MFHR	Multi-Family Housing Revenue
EDA	Economic Development Authority	MFMR	Multi-Family Mortgage Revenue
EDC	Economic Development Corp.	MFR	Multi-Family Revenue
EDR	Economic Development Revenue	NATL	National Public Financial Guarantee Corp.
ETM	Escrow to Maturity	NATL RE	National Public Financial Guarantee Corp. Reinsured
FGIC	Financial Guaranty Insurance Co.	PBA	Public Building Authority
FHA	Federal Housing Authority/Agency	PCFA	Pollution Control Financing Authority
FICO	Financing Corp.	PCR	Pollution Control Revenue
FSA	Financial Security Assurance Inc.	PFAR	Public Financing Authority Revenue
GARB	General Airport Revenue Bonds	RAN	Revenue Anticipation Note
GNMA	Government National Mortgage Association	SFM	Single Family Mortgage
GO	General Obligation	SFMR	Single Family Mortgage Revenue
		XLCA	XL Capital Assurance

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter
Franklin Tax-Free Trust

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.	TF2 S 10/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

  Finance and Administration

Date October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

  Finance and Administration

Date October 24, 2014

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

  Chief Accounting Officer

Date October 24, 2014